WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.4%

	Airlines 1.1%
183,144	Allegiant Travel Co.	$26,281,164

	Application Software 12.8%
628,592	Altair Engineering, Inc., Class A*	25,388,831
355,112	DocuSign, Inc.*	17,652,617
651,048	Envestnet, Inc.*	44,512,152
555,523	Five9, Inc.*	28,492,775
523,865	Guidewire Software, Inc.*	53,109,434
428,382	Paylocity Holding Corp.*	40,190,799
427,601	Q2 Holdings, Inc.*	32,651,612
275,738	Tyler Technologies, Inc.*	59,564,923

		301,563,143

	Asset Management & Custody Banks 3.7%
712,242	Cohen & Steers, Inc.	36,637,728
899,996	Hamilton Lane, Inc., Class A	51,353,772

		87,991,500

	Automotive Retail 3.8%
1,372,067	Camping World Holdings, Inc., Class A	17,041,072
843,509	Monro, Inc.	71,951,318

		88,992,390

	Biotechnology 2.1%
1,889,430	Abcam plc (United Kingdom)	35,368,340
1,202,934	Sangamo Therapeutics, Inc.*	12,955,599

		48,323,939

	Building Products 2.7%
887,760	Trex Co., Inc.*	63,652,392

	Commercial Printing 1.3%
325,217	Cimpress N.V.*	29,558,973

	Commodity Chemicals 1.6%
1,973,104	Valvoline, Inc.	38,534,721

	Consumer Finance 2.0%
96,850	Credit Acceptance Corp.*	46,858,936

	Data Processing & Outsourced Services 3.1%
427,132	Euronet Worldwide, Inc.*	71,860,688

	Distributors 3.4%
413,621	Pool Corp.	79,001,611

	Diversified Banks 1.3%
9,378,173	City Union Bank Ltd. (India)	29,617,786

	Diversified Support Services 4.5%
909,866	Copart, Inc.*	68,003,385
1,260,732	Healthcare Services Group, Inc.	38,225,394

		106,228,779

	Electronic Equipment & Instruments 0.8%
209,829	Novanta, Inc.*	19,786,875

	General Merchandise Stores 1.6%
436,580	Ollie’s Bargain Outlet Holdings, Inc.*	38,030,484

	Health Care Equipment 2.0%
582,223	Cantel Medical Corp.	46,950,463

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.1%
877,503	Ensign Group, Inc. (The)	$49,947,471

	Health Care Supplies 2.0%
743,693	Neogen Corp.*	46,190,772

	Home Improvement Retail 1.1%
605,897	Floor & Decor Holdings, Inc., Class A*	25,387,084

	Industrial Machinery 10.3%
1,283,374	Altra Industrial Motion Corp.	46,047,459
816,756	Barnes Group, Inc.	46,016,033
763,037	Helios Technologies, Inc.	35,412,547
400,716	Kadant, Inc.	36,389,020
467,703	RBC Bearings, Inc.*	78,017,538

		241,882,597

	Industrial REITs 2.0%
3,522,940	Monmouth Real Estate Investment Corp.	47,735,837

	IT Consulting & Other Services 4.5%
288,964	EPAM Systems, Inc.*	50,019,668
744,399	InterXion Holding N.V.* (Netherlands)	56,641,320

		106,660,988

	Leisure Facilities 1.3%
419,085	Planet Fitness, Inc., Class A*	30,358,517

	Life Sciences Tools & Services 5.0%
525,335	ICON plc* (Ireland)	80,885,830
554,087	Medpace Holdings, Inc.*	36,248,371

		117,134,201

	Managed Health Care 1.1%
400,599	HealthEquity, Inc.*	26,199,175

	Regional Banks 6.2%
1,013,416	Eagle Bancorp, Inc.	54,856,208
2,553,985	Metro Bank plc* (United Kingdom)	17,044,232
538,770	Texas Capital Bancshares, Inc.*	33,064,315
854,105	Webster Financial Corp.	40,800,596

		145,765,351

	Research & Consulting Services 0.8%
1,238,664	Clarivate Analytics plc* (Jersey)	19,050,652

	Semiconductors 1.9%
324,245	Monolithic Power Systems, Inc.	44,025,986

	Specialty Chemicals 2.9%
678,507	Balchem Corp.	67,830,345

	Specialty Stores 1.4%
275,130	Five Below, Inc.*	33,021,103

	Systems Software 1.5%
297,004	Proofpoint, Inc.*	35,714,731

	Trading Companies & Distributors 1.6%
545,802	SiteOne Landscape Supply, Inc.*	37,824,079

	Trucking 3.9%
1,373,610	Knight-Swift Transportation Holdings, Inc.	45,109,352

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
311,699	Old Dominion Freight Line, Inc.	$46,524,193

		91,633,545

	Total Common Stocks (cost $1,565,473,688)	2,289,596,278

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.8%

	Repurchase Agreement 3.8%
$90,324,780	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $91,340,000 of United States Treasury Notes 1.875% due 3/31/22; value: $92,134,841; repurchase proceeds: $90,328,544 (cost $90,324,780)	$90,324,780

	Total Short-Term Investments (cost $90,324,780)	90,324,780

	Total Investments (cost $1,655,798,468) 101.2%	2,379,921,058
	Liabilities less Other Assets (1.2%)	(28,550,434)

	NET ASSETS 100.0%	$2,351,370,624

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	1.3
Ireland	3.5
Jersey	0.8
Netherlands	2.5
United Kingdom	2.3
United States	89.6

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Apparel, Accessories & Luxury Goods 2.1%
19,810	Page Industries Ltd. (India)	$5,955,556

	Auto Parts & Equipment 3.8%
527,516	Endurance Technologies Ltd. (India)	8,429,251
1,342,512	Minda Corp. Ltd. (India)	2,146,191

		10,575,442

	Brewers 1.9%
280,080	United Breweries Ltd. (India)	5,438,082

	Building Products 2.9%
960,126	Kajaria Ceramics Ltd. (India)	8,095,228

	Commodity Chemicals 4.3%
1,673,508	Berger Paints India Ltd. (India)	7,708,404
341,856	Gulf Oil Lubricants India Ltd. (India)	4,258,869

		11,967,273

	Consumer Finance 9.1%
476,305	Bajaj Finance Ltd. (India)	25,429,384

	Department Stores 4.1%
358,711	V-Mart Retail Ltd. (India)	11,458,589

	Diversified Banks 10.3%
1,420,878	City Union Bank Ltd. (India)	4,487,362
443,404	HDFC Bank Ltd. (India)	15,679,971
269,765	Kotak Mahindra Bank Ltd. (India)	5,772,234
312,552	RBL Bank Ltd. (India)	2,906,934

		28,846,501

	Diversified Chemicals 3.9%
621,305	Pidilite Industries Ltd. (India)	10,945,013

	Electrical Components & Equipment 3.6%
1,113,643	Amara Raja Batteries Ltd. (India)	10,002,661

	Financial Exchanges & Data 1.4%
177,980	CRISIL Ltd. (India)	3,792,816

	Health Care Services 4.0%
717,165	Dr. Lal PathLabs Ltd. (India)	11,137,603

	Hotels, Resorts & Cruise Lines 0.8%
2,367,895	Lemon Tree Hotels Ltd.* (India)	2,298,344

	Industrial Conglomerates 2.2%
17,898	3M India Ltd.* (India)	6,028,445

	Industrial Machinery 3.6%
2,677,712	Elgi Equipments Ltd. (India)	10,085,910

	Interactive Media & Services 3.4%
294,860	Info Edge India Ltd. (India)	9,602,626

	Internet & Direct Marketing Retail 2.6%
293,029	MakeMyTrip Ltd.* (India)	7,267,119

	IT Consulting & Other Services 3.5%
276,472	Larsen & Toubro Infotech Ltd. (India)	7,381,665
186,278	Mindtree Ltd. (India)	2,501,743

		9,883,408

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 2.0%
617,916	ICICI Prudential Life Insurance Co. Ltd. (India)	$3,486,701
361,319	Max Financial Services Ltd.* (India)	2,125,175

		5,611,876

	Life Sciences Tools & Services 3.9%
472,472	Divi’s Laboratories Ltd. (India)	10,930,974

	Packaged Foods & Meats 3.1%
215,854	Britannia Industries Ltd. (India)	8,590,381

	Personal Products 3.4%
675,689	Godrej Consumer Products Ltd. (India)	6,486,967
20,409	Procter & Gamble Hygiene & Health Care Ltd. (India)	3,163,613

		9,650,580

	Pharmaceuticals 0.5%
296,945	Amrutanjan Health Care Ltd. (India)	1,289,690

	Property & Casualty Insurance 5.7%
991,295	ICICI Lombard General Insurance Co. Ltd. (India)	15,926,206

	Regional Banks 4.4%
1,212,443	AU Small Finance Bank Ltd. (India)	12,347,940

	Specialty Chemicals 1.0%
142,863	Asian Paints Ltd. (India)	2,812,555

	Thrifts & Mortgage Finance 8.5%
558,493	Aavas Financiers Ltd.* (India)	12,139,551
364,899	Housing Development Finance Corp. Ltd. (India)	11,600,223

		23,739,774

	Total Common Stocks (cost $211,566,272)	279,709,976

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$4,874,630	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $4,930,000 of United States Treasury Notes 1.875% due 3/31/22; value: $4,972,901; repurchase proceeds: $4,874,833 (cost $4,874,630)	$4,874,630

	Total Short-Term Investments (cost $4,874,630)	4,874,630

	Total Investments (cost $216,440,902) 101.7%	284,584,606
	Liabilities less Other Assets (1.7%)	(4,798,028)

	NET ASSETS 100.0%	$279,786,578

	*Non-income producing. See Notes to Schedules of Investments.

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2019, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Airport Services 4.2%
96,626	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,006,244
57,843	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	938,688

		1,944,932

	Apparel, Accessories & Luxury Goods 1.9%
2,862	Page Industries Ltd. (India)	860,414

	Application Software 2.9%
13,094	Globant S.A.* (Argentina)	1,323,149

	Biotechnology 3.3%
3,895	Medytox, Inc. (Korea)	1,517,992

	Consumer Finance 8.7%
74,769	Bajaj Finance Ltd. (India)	3,991,832

	Diversified Banks 10.2%
54,218	HDFC Bank Ltd. (India)	1,917,296
72,576	Kasikornbank Public Co. Ltd. (Thailand)	448,460
743,564	PT Bank Central Asia Tbk (Indonesia)	1,577,656
39,785	TCS Group Holding plc (Russia)	779,786

		4,723,198

	Diversified Chemicals 1.6%
42,671	Pidilite Industries Ltd. (India)	751,700

	Drug Retail 4.0%
91,966	Raia Drogasil S.A. (Brazil)	1,822,579

	Electrical Components & Equipment 6.0%
83,866	Amara Raja Batteries Ltd. (India)	753,278
47,000	Voltronic Power Technology Corp. (Taiwan)	1,024,453
173,501	Weg S.A. (Brazil)	965,112

		2,742,843

	Food Retail 3.8%
9,569	BGF Retail Co. Ltd. (Korea)	1,748,633

	Health Care Equipment 1.4%
892,116	Microport Scientific Corp. (China)	662,375

	Human Resource & Employment Services 2.8%
17,355	51job, Inc. ADR* (China)	1,310,303

	Industrial Machinery 3.3%
196,000	Techtronic Industries Co. Ltd. (Hong Kong)	1,500,416

	Interactive Media & Services 2.7%
27,425	Tencent Holdings Ltd. (China)	1,237,894

	Internet & Direct Marketing Retail 13.5%
7,146	Alibaba Group Holding Ltd. ADR* (China)	1,210,890
44,367	Ctrip.com International Ltd. ADR* (China)	1,637,586
35,770	MakeMyTrip Ltd.* (India)	887,096
4,097	MercadoLibre, Inc.* (Brazil)	2,506,421

		6,241,993

	IT Consulting & Other Services 1.1%
19,092	Larsen & Toubro Infotech Ltd. (India)	509,747

	Life & Health Insurance 2.7%
64,763	Discovery Ltd. (South Africa)	685,610

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
96,626	ICICI Prudential Life Insurance Co. Ltd. (India)	$545,229

		1,230,839

	Packaged Foods & Meats 7.2%
26,832	Britannia Industries Ltd. (India)	1,067,838
46,300	M Dias Branco S.A. (Brazil)	469,758
367,393	Vitasoy International Holdings Ltd. (China)	1,766,019

		3,303,615

	Personal Products 3.9%
96,446	Godrej Consumer Products Ltd. (India)	925,932
765	LG Household & Health Care Ltd. (Korea)	869,913

		1,795,845

	Property & Casualty Insurance 3.5%
101,474	ICICI Lombard General Insurance Co. Ltd. (India)	1,630,287

	Semiconductors 6.2%
51,297	ASPEED Technology, Inc. (Taiwan)	977,731
96,959	Silergy Corp. (Taiwan)	1,898,004

		2,875,735

	Specialty Chemicals 2.6%
60,478	Asian Paints Ltd. (India)	1,190,635

	Total Common Stocks (cost $34,763,158)	44,916,956

	PREFERRED STOCK 2.9%

	Diversified Banks 2.9%
105,782	Banco Davivienda S.A., 2.03% (Colombia)	1,332,521

	Total Preferred Stock (cost $1,015,047)	1,332,521

	Total Investments (cost $35,778,205) 100.4%	46,249,477
	Liabilities less Other Assets (0.4%)	(165,563)

	NET ASSETS 100.0%	$46,083,914

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Emerging Markets Select Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	2.9
Brazil	12.5
China	16.9
Colombia	2.9
Hong Kong	3.2
India	32.5
Indonesia	3.4
Korea	8.9
Mexico	4.2
Russia	1.7
South Africa	1.5
Taiwan	8.4
Thailand	1.0

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Air Freight & Logistics 0.9%
3,111,925	Aramex PJSC (United Arab Emirates)	$3,512,769

	Airport Services 3.3%
1,417,325	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	8,661,051
224,866	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	3,649,170

		12,310,221

	Application Software 3.3%
122,958	Globant S.A.* (Argentina)	12,424,906

	Auto Parts & Equipment 1.2%
1,653,768	Minth Group Ltd. (Hong Kong)	4,456,369

	Biotechnology 2.8%
27,302	Medytox, Inc. (Korea)	10,640,367

	Building Products 2.0%
882,617	Kajaria Ceramics Ltd. (India)	7,441,717

	Commodity Chemicals 3.2%
1,544,104	Berger Paints India Ltd. (India)	7,112,352
4,248,502	TOA Paint Thailand Public Co. Ltd. (Thailand)	5,056,503

		12,168,855

	Consumer Finance 9.8%
273,405	Bajaj Finance Ltd. (India)	14,596,783
2,992,375	Muangthai Capital Public Co. Ltd. (Thailand)	5,512,976
3,405,329	Srisawad Corp. Public Co. Ltd. (Thailand)	6,246,018
4,744,545	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	10,547,691

		36,903,468

	Department Stores 1.0%
289,946	Poya International Co. Ltd. (Taiwan)	3,920,775

	Distillers & Vintners 1.8%
917,857	Sichuan Swellfun Co. Ltd., Class A (China)	6,791,417

	Diversified Banks 4.2%
1,758,032	City Union Bank Ltd. (India)	5,552,149
334,651	RBL Bank Ltd. (India)	3,112,469
375,132	TCS Group Holding plc (Russia)	7,352,587

		16,017,205

	Diversified Chemicals 1.6%
332,915	Pidilite Industries Ltd. (India)	5,864,686

	Drug Retail 5.4%
604,829	Clicks Group Ltd. (South Africa)	8,815,431
576,410	Raia Drogasil S.A.* (Brazil)	11,423,274

		20,238,705

	Electrical Components & Equipment 4.5%
408,296	Amara Raja Batteries Ltd. (India)	3,667,285
608,021	Voltronic Power Technology Corp.* (Taiwan)	13,252,957

		16,920,242

	Electronic Equipment & Instruments 0.9%
737,616	Chroma ATE, Inc. (Taiwan)	3,277,291

	Food Retail 1.4%
28,441	BGF Retail Co. Ltd. (Korea)	5,197,290

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 3.4%
234,038	Magazine Luiza S.A. (Brazil)	$12,867,382

	Health Care Equipment 1.3%
6,593,194	Microport Scientific Corp. (China)	4,895,289

	Health Care Facilities 1.1%
10,802,815	Cleopatra Hospital* (Egypt)	4,054,236

	Health Care Services 2.2%
533,341	Dr. Lal PathLabs Ltd. (India)	8,282,808

	Highways & Railtracks 1.2%
5,680,875	Yuexiu Transport Infrastructure Ltd. (China)	4,639,705

	Hotels, Resorts & Cruise Lines 1.7%
179,331	Huazhu Group Ltd. ADR (China)	6,500,749

	Human Resource & Employment Services 2.8%
142,377	51job, Inc. ADR* (China)	10,749,464

	Industrial Conglomerates 2.0%
22,871	3M India Ltd.* (India)	7,703,462

	Industrial Machinery 0.8%
270,583	Airtac International Group (Taiwan)	3,031,693

	Interactive Media & Services 3.4%
394,036	Info Edge India Ltd. (India)	12,832,464

	Internet & Direct Marketing Retail 1.2%
187,282	MakeMyTrip Ltd.* (India)	4,644,594

	IT Consulting & Other Services 1.9%
274,707	Larsen & Toubro Infotech Ltd. (India)	7,334,541

	Life & Health Insurance 1.4%
193,012	Discovery Ltd. (South Africa)	2,043,310
551,418	Max Financial Services Ltd.* (India)	3,243,283

		5,286,593

	Packaged Foods & Meats 6.5%
139,371	Britannia Industries Ltd. (India)	5,546,573
552,539	M Dias Branco S.A. (Brazil)	5,606,042
2,771,755	Vitasoy International Holdings Ltd. (China)	13,323,527

		24,476,142

	Pharmaceuticals 0.7%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,664
6,998	Hanmi Pharm Co. Ltd. (Korea)	2,448,527

		2,465,191

	Property & Casualty Insurance 4.0%
936,623	ICICI Lombard General Insurance Co. Ltd. (India)	15,047,842

	Real Estate Operating Companies 1.0%
1,311,366	Parque Arauco S.A. (Chile)	3,639,990

	Regional Banks 3.3%
832,027	AU Small Finance Bank Ltd. (India)	8,473,651
806,762	Regional S.A.B. de C.V. (Mexico)	4,155,757

		12,629,408

	Semiconductor Equipment 0.7%
34,682	Koh Young Technology, Inc. (Korea)	2,496,059

	Semiconductors 7.8%
503,374	ASPEED Technology, Inc. (Taiwan)	9,594,405

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2019 (UNADITED)

Schedule of Investments (continued)

Shares		Value
77,792	LEENO Industrial, Inc. (Korea)	$4,042,368
178,735	Parade Technologies Ltd. (Taiwan)	3,038,429
646,126	Silergy Corp. (Taiwan)	12,648,130

		29,323,332

	Systems Software 1.9%
133,178	Douzone Bizon Co. Ltd. (Korea)	7,174,184

	Thrifts & Mortgage Finance 0.9%
164,803	Aavas Financiers Ltd.* (India)	3,582,202

	Total Common Stocks (cost $254,356,695)	371,743,613

	PREFERRED STOCK 2.0%

	Personal Products 2.0%
10,913	LG Household & Health Care Ltd., 1.15% (Korea)	7,617,787

	Total Preferred Stock (cost $5,149,452)	7,617,787

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$662,668	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $675,000 of United States Treasury Notes 1.875% due 3/31/22; value: $680,874; repurchase proceeds: $662,695 (cost $662,668)	$662,668

	Total Short-Term Investments (cost $662,668)	662,668

	Total Investments (cost $260,168,815) 100.7%§	380,024,068
	Liabilities less Other Assets (0.7%)	(2,540,899)

	NET ASSETS 100.0%	$377,483,169

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.00%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2019, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	3.3
Brazil	7.9
Chile	1.0
China	12.4
Egypt	1.1
Hong Kong	1.2
India	32.7
Korea	10.4
Mexico	7.1
Russia	1.9
South Africa	2.9
Taiwan	12.8
Thailand	4.4
United Arab Emirates	0.9

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.0%

	Air Freight & Logistics 1.9%
1,078,587	Aramex PJSC (United Arab Emirates)	$1,217,519

	Airport Services 4.9%
148,500	Airports Corp. of Vietnam JSC (Vietnam)	618,086
157,364	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	2,553,735

		3,171,821

	Application Software 4.2%
27,116	Globant S.A.* (Argentina)	2,740,072

	Commodity Chemicals 1.6%
887,900	TOA Paint Thailand Public Co. Ltd. (Thailand)	1,056,765

	Consumer Finance 10.2%
407,468	ASA International Group plc (United Kingdom)	1,816,298
552,189	Delta Brac Housing Finance Corp. Ltd. (Bangladesh)	812,736
466,200	Muangthai Capital Public Co. Ltd. (Thailand)	858,899
597,300	Srisawad Corp. Public Co. Ltd. (Thailand)	1,095,561
894,920	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,989,514

		6,573,008

	Data Processing & Outsourced Services 1.3%
109,857	Network International Holdings plc* (United Arab Emirates)	827,311

	Diversified Banks 19.1%
311,720	Bank for Foreign Trade of Vietnam JSC (Vietnam)	942,985
576,761	Commercial International Bank S.A.E (Egypt)	2,521,926
6,178	Credicorp Ltd. (Peru)	1,414,206
20,038	Grupo Financiero Galicia S.A. ADR (Argentina)	711,349
472,850	National Bank of Kuwait SAK (Kuwait)	1,517,482
1,292,200	PT Bank Central Asia Tbk (Indonesia)	2,741,723
125,215	TCS Group Holding plc (Russia)	2,454,214

		12,303,885

	Drug Retail 7.6%
143,058	Clicks Group Ltd. (South Africa)	2,085,082
143,100	Raia Drogasil S.A. (Brazil)	2,835,951

		4,921,033

	Electrical Components & Equipment 2.1%
239,000	Weg S.A. (Brazil)	1,329,455

	Financial Exchanges & Data 1.3%
93,337	Bolsas y Mercados Argentinos S.A. (Argentina)	817,371

	Food Retail 6.3%
551,600	CP ALL Public Co. Ltd. (Thailand)	1,546,837
961,484	Philippine Seven Corp. (Philippines)	2,552,197

		4,099,034

	Health Care Distributors 2.1%
1,940,962	Ibnsina Pharma S.A.E.* (Egypt)	1,366,120

	Health Care Facilities 3.8%
6,612,880	Cleopatra Hospital* (Egypt)	2,481,777

	Home Improvement Retail 0.8%
3,992,932	PT Ace Hardware Indonesia Tbk (Indonesia)	511,570

	Hypermarkets & Super Centers 4.0%
65,616	InRetail Peru Corp. (Peru)	2,560,336

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet & Direct Marketing Retail 8.9%
4,998	MercadoLibre, Inc.* (Brazil)	$3,057,626
11,040	Naspers Ltd., Class N (South Africa)	2,680,263

		5,737,889

	Life & Health Insurance 2.3%
138,074	Discovery Ltd. (South Africa)	1,461,712

	Pharmaceuticals 1.2%
251,849	Square Pharmaceuticals Ltd. (Bangladesh)	784,555

	Property & Casualty Insurance 1.1%
245,000	Qualitas Controladora S.A.B. de C.V. (Mexico)	687,500

	Real Estate Operating Companies 1.6%
133,400	Central Pattana Public Co. Ltd. (Thailand)	326,241
245,215	Parque Arauco S.A. (Chile)	680,649

		1,006,890

	Regional Banks 3.7%
125,705	AU Small Finance Bank Ltd. (India)	1,280,223
4,682,300	PT Bank Tabungan Pensiunan Nasional Syariah Tbk* (Indonesia)	1,143,439

		2,423,662

	Technology Distributors 2.0%
667,390	FPT Corp. (Vietnam)	1,302,993

	Wireless Telecommunication Services 4.0%
9,398,138	Safaricom plc (Kenya)	2,566,045

	Total Common Stocks (cost $54,334,518)	61,948,323

	PREFERRED STOCK 3.3%

	Diversified Banks 3.3%
170,073	Banco Davivienda S.A., 2.03% (Colombia)	2,142,385

	Total Preferred Stock (cost $1,852,963)	2,142,385

	Total Investments (cost $56,187,481) 99.3%§	64,090,708
	Other Assets less Liabilities 0.7%	442,404

	NET ASSETS 100.0%	$64,533,112

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.11%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2019, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	6.7
Bangladesh	2.5
Brazil	11.3
Chile	1.1
Colombia	3.3
Egypt	9.9
India	2.0
Indonesia	6.8
Kenya	4.0
Kuwait	2.4
Mexico	8.2
Peru	6.2
Philippines	4.0
Russia	3.8
South Africa	9.7
Thailand	7.6
United Arab Emirates	3.2
United Kingdom	2.8
Vietnam	4.5

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Airlines 1.2%
10,950	Allegiant Travel Co.	$1,571,325

	Application Software 15.0%
27,605	Envestnet, Inc.*	1,887,354
21,978	Five9, Inc.*	1,127,251
34,834	Globant S.A.* (Argentina)	3,519,976
13,031	HubSpot, Inc.*	2,222,046
63,465	Infomart Corp. (Japan)	989,516
18,490	Paylocity Holding Corp.*	1,734,732
16,906	Q2 Holdings, Inc.*	1,290,942
104,918	Systena Corp. (Japan)	1,714,655
8,052	Tyler Technologies, Inc.*	1,739,393
30,621	Zendesk, Inc.*	2,726,188

		18,952,053

	Automotive Retail 2.0%
29,414	Monro, Inc.	2,509,014

	Biotechnology 6.3%
104,041	Abcam plc (United Kingdom)	1,947,549
24,370	Exact Sciences Corp.*	2,876,635
5,682	Medytox, Inc. (Korea)	2,214,437
88,426	Sangamo Therapeutics, Inc.*	952,348

		7,990,969

	Building Products 2.4%
42,529	Trex Co., Inc.*	3,049,329

	Commercial Printing 0.8%
11,711	Cimpress N.V.*	1,064,413

	Consumer Finance 5.2%
33,630	Bajaj Finance Ltd. (India)	1,795,468
4,007	Credit Acceptance Corp.*	1,938,707
784,708	Srisawad Corp. Public Co. Ltd. (Thailand)	1,439,303
644,500	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,432,800

		6,606,278

	Data Processing & Outsourced Services 4.0%
25,109	Euronet Worldwide, Inc.*	4,224,338
12,800	GMO Payment Gateway, Inc. (Japan)	879,729

		5,104,067

	Diversified Chemicals 1.0%
73,457	Pidilite Industries Ltd. (India)	1,294,031

	Diversified Real Estate Activities 0.7%
43,781	Patrizia AG (Germany)	906,058

	Diversified Support Services 3.0%
51,029	Copart, Inc.*	3,813,907

	Drug Retail 0.6%
11,990	Ain Holdings, Inc. (Japan)	697,281

	Electrical Components & Equipment 2.2%
93,878	Amara Raja Batteries Ltd. (India)	843,205
90,744	Voltronic Power Technology Corp. (Taiwan)	1,977,936

		2,821,141

	General Merchandise Stores 1.6%
23,093	Ollie’s Bargain Outlet Holdings, Inc.*	2,011,631

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 2.8%
21,998	Cantel Medical Corp.	$1,773,919
11,790	Cochlear Ltd. (Australia)	1,712,049

		3,485,968

	Health Care Facilities 2.7%
60,716	Ensign Group, Inc. (The)	3,455,955

	Health Care Services 1.0%
84,902	Dr. Lal PathLabs Ltd. (India)	1,318,532

	Health Care Supplies 1.6%
81,600	Asahi Intecc Co. Ltd. (Japan)	2,008,685

	Homebuilding 1.5%
26,256	LGI Homes, Inc.*	1,875,466

	Household Products 0.7%
21,700	Pigeon Corp. (Japan)	872,508

	Human Resource & Employment Services 1.8%
25,200	en-japan, Inc. (Japan)	980,513
57,230	SMS Co. Ltd. (Japan)	1,340,312

		2,320,825

	Industrial Conglomerates 1.1%
4,226	3M India Ltd.* (India)	1,423,411

	Industrial Machinery 7.9%
36,548	Altra Industrial Motion Corp.	1,311,342
17,697	Barnes Group, Inc.	997,049
31,329	Helios Technologies, Inc.	1,453,979
44,032	Kornit Digital Ltd.* (Israel)	1,394,053
70,100	MISUMI Group, Inc. (Japan)	1,756,807
18,328	RBC Bearings, Inc.*	3,057,294

		9,970,524

	Interactive Media & Services 1.0%
2,805	XING SE (Germany)	1,197,682

	Internet & Direct Marketing Retail 3.6%
62,227	MakeMyTrip Ltd.* (India)	1,543,230
4,847	MercadoLibre, Inc.* (Brazil)	2,965,249

		4,508,479

	Life & Health Insurance 1.3%
284,505	ICICI Prudential Life Insurance Co. Ltd. (India)	1,605,370

	Managed Health Care 1.4%
27,701	HealthEquity, Inc.*	1,811,645

	Other Diversified Financial Services 1.2%
5,509	Hypoport AG* (Germany)	1,506,561

	Packaged Foods & Meats 1.5%
406,000	Vitasoy International Holdings Ltd. (China)	1,951,598

	Pharmaceuticals 0.3%
25,188	Intra-Cellular Therapies, Inc.*	326,940

	Property & Casualty Insurance 1.4%
108,691	ICICI Lombard General Insurance Co. Ltd. (India)	1,746,236

	Regional Banks 5.5%
316,913	AU Small Finance Bank Ltd. (India)	3,227,552
42,437	Canadian Western Bank (Canada)	967,961
35,208	Eagle Bancorp, Inc.	1,905,809

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
133,626	Metro Bank plc* (United Kingdom)	$891,764

		6,993,086

	Research & Consulting Services 2.1%
38,000	Funai Soken Holdings, Inc. (Japan)	919,204
72,700	Nihon M&A Center, Inc. (Japan)	1,742,400

		2,661,604

	Restaurants 0.8%
37,066	Domino’s Pizza Enterprises Ltd. (Australia)	979,475

	Semiconductor Equipment 0.8%
71,800	Japan Material Co. Ltd. (Japan)	1,021,576

	Semiconductors 4.8%
48,000	ASPEED Technology, Inc. (Taiwan)	914,889
23,164	Melexis N.V. (Belgium)	1,567,218
15,681	Monolithic Power Systems, Inc.	2,129,166
75,000	Silergy Corp. (Taiwan)	1,468,150

		6,079,423

	Soft Drinks 1.0%
41,499	Fevertree Drinks plc (United Kingdom)	1,221,624

	Specialty Stores 1.5%
16,048	Five Below, Inc.*	1,926,081

	Technology Distributors 0.7%
113,051	Electrocomponents plc (United Kingdom)	908,505

	Trading Companies & Distributors 2.2%
85,783	Diploma plc (United Kingdom)	1,668,962
44,500	MonotaRO Co. Ltd. (Japan)	1,083,866

		2,752,828

	Trucking 1.7%
66,431	Knight-Swift Transportation Holdings, Inc.	2,181,594

	Total Common Stocks (cost $85,248,621)	126,503,678

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$386,682	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $395,000 of United States Treasury Notes 1.875% due 3/31/22; value: $398,437; repurchase proceeds: $386,698 (cost $386,682)	$386,682

	Total Short-Term Investments (cost $386,682)	386,682

	Total Investments (cost $85,635,303) 100.2%	126,890,360
	Liabilities less Other Assets (0.2%)	(267,438)

	NET ASSETS 100.0%	$126,622,922

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.8
Australia	2.1
Belgium	1.2
Brazil	2.3
Canada	0.8
China	1.5
Germany	2.9
India	11.7
Israel	1.1
Japan	12.7
Korea	1.8
Mexico	1.1
Taiwan	3.4
Thailand	1.1
United Kingdom	5.3
United States	48.2

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Airport Services 1.4%
2,854,872	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$17,445,676

	Apparel, Accessories & Luxury Goods 2.7%
504,590	Moncler S.p.A. (Italy)	21,573,728
42,999	Page Industries Ltd. (India)	12,926,953

		34,500,681

	Application Software 11.5%
408,990	Aveva Group plc (United Kingdom)	20,994,009
1,491,683	GB Group plc (United Kingdom)	10,475,821
995,111	Infomart Corp. (Japan)	15,515,295
171,626	Kinaxis, Inc.* (Canada)	10,703,444
505,101	Miroku Jyoho Service Co. Ltd. (Japan)	15,858,340
210,579	Nemetschek SE (Germany)	12,678,847
1,238,200	Systena Corp. (Japan)	20,235,667
2,858,700	Technology One Ltd. (Australia)	15,814,768
1,266,019	WiseTech Global Ltd. (Australia)	24,628,887
7,112	Xero Ltd.* (New Zealand)	299,279

		147,204,357

	Asset Management & Custody Banks 2.1%
661,876	Burford Capital Ltd. (United Kingdom)	13,028,509
2,481,530	Netwealth Group Ltd. (Australia)	13,937,265

		26,965,774

	Biotechnology 2.8%
1,501,149	Abcam plc (United Kingdom)	28,100,088
18,386	Medytox, Inc. (Korea)	7,165,548

		35,265,636

	Brewers 0.8%
139,039	Royal Unibrew A/S (Denmark)	10,145,972

	Commodity Chemicals 1.2%
3,267,867	Berger Paints India Ltd. (India)	15,052,237

	Construction Machinery & Heavy Trucks 0.6%
452,500	Takeuchi Manufacturing Co. Ltd. (Japan)	8,079,233

	Data Processing & Outsourced Services 1.9%
628,850	Afterpay Touch Group Ltd.* (Australia)	11,068,007
185,900	GMO Payment Gateway, Inc. (Japan)	12,776,692

		23,844,699

	Diversified Real Estate Activities 1.6%
1,012,158	Patrizia AG (Germany)	20,946,836

	Diversified Support Services 2.4%
938,400	HomeServe plc (United Kingdom)	14,145,722
1,096,276	Prestige International, Inc. (Japan)	16,268,994
		30,414,716

	Drug Retail 5.1%
208,528	Ain Holdings, Inc. (Japan)	12,126,982
890,912	Clicks Group Ltd. (South Africa)	12,985,114
250,100	Kusuri no Aoki Holdings Co. Ltd. (Japan)	17,560,237
509,200	Raia Drogasil S.A. (Brazil)	10,091,308
142,800	Tsuruha Holdings, Inc. (Japan)	13,191,931

		65,955,572

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 0.9%
528,277	Voltronic Power Technology Corp. (Taiwan)	$11,514,787

	Electronic Equipment & Instruments 2.0%
1,011,841	Halma plc (United Kingdom)	25,956,733

	General Merchandise Stores 1.1%
3,307,768	B&M European Value Retail S.A. (United Kingdom)	14,000,925

	Health Care Equipment 5.0%
87,455	Cellavision AB (Sweden)	2,999,566
202,513	Cochlear Ltd. (Australia)	29,407,321
202,351	DiaSorin S.p.A. (Italy)	23,492,532
457,164	Nakanishi, Inc. (Japan)	8,391,481

		64,290,900

	Health Care Supplies 1.9%
967,400	Asahi Intecc Co. Ltd. (Japan)	23,813,751

	Health Care Technology 1.7%
779,320	M3, Inc. (Japan)	14,232,538
568,277	RaySearch Laboratories AB* (Sweden)	8,114,615

		22,347,153

	Hotels, Resorts & Cruise Lines 0.8%
629,622	Corporate Travel Management Ltd. (Australia)	9,945,588

	Household Appliances 0.7%
790,644	Breville Group Ltd. (Australia)	9,080,971

	Household Products 1.4%
458,284	Pigeon Corp. (Japan)	18,426,575

	Human Resource & Employment Services 4.6%
231,824	51job, Inc. ADR* (China)	17,502,712
696,700	Benefit One, Inc. (Japan)	12,006,387
367,397	en-japan, Inc. (Japan)	14,295,139
668,642	SMS Co. Ltd. (Japan)	15,659,426

		59,463,664

	Industrial Machinery 2.8%
925,915	MISUMI Group, Inc. (Japan)	23,204,771
3,189,540	Rotork plc (United Kingdom)	12,824,054

		36,028,825

	Interactive Media & Services 4.5%
371,703	Info Edge India Ltd. (India)	12,105,151
2,173,091	Rightmove plc (United Kingdom)	14,756,198
72,925	XING SE (Germany)	31,137,598

		57,998,947

	Internet & Direct Marketing Retail 1.7%
155,152	ASOS plc* (United Kingdom)	5,024,397
1,747,752	Webjet Ltd. (Australia)	16,687,326

		21,711,723

	Investment Banking & Brokerage 0.9%
1,520,220	Avanza Bank Holding AB (Sweden)	11,606,920

	IT Consulting & Other Services 1.6%
256,866	Reply S.p.A. (Italy)	17,510,338
276,992	Softcat plc (United Kingdom)	3,417,405

		20,927,743

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 1.2%
58,909	Tecan Group AG (Switzerland)	$15,279,409

	Movies & Entertainment 1.3%
354,973	CTS Eventim AG & Co KGaA (Germany)	16,516,943

	Oil & Gas Equipment & Services 1.7%
770,504	Pason Systems, Inc. (Canada)	11,167,322
400,035	TGS-NOPEC Geophysical Co. ASA (Norway)	11,217,271

		22,384,593

	Other Diversified Financial Services 1.9%
88,630	Hypoport AG* (Germany)	24,237,876

	Packaged Foods & Meats 3.0%
7,985,449	Vitasoy International Holdings Ltd. (China)	38,385,193

	Property & Casualty Insurance 1.5%
1,223,064	ICICI Lombard General Insurance Co. Ltd. (India)	19,649,820

	Regional Banks 3.6%
1,840,175	AU Small Finance Bank Ltd. (India)	18,740,980
869,524	Canadian Western Bank (Canada)	19,833,288
1,109,831	Metro Bank plc* (United Kingdom)	7,406,550

		45,980,818

	Research & Consulting Services 2.8%
670,144	Funai Soken Holdings, Inc. (Japan)	16,210,505
840,828	Nihon M&A Center, Inc. (Japan)	20,152,108

		36,362,613

	Restaurants 1.2%
565,845	Domino’s Pizza Enterprises Ltd. (Australia)	14,952,545

	Semiconductor Equipment 1.9%
915,000	Japan Material Co. Ltd. (Japan)	13,018,689
80,562	Koh Young Technology, Inc. (Korea)	5,798,036
152,000	Lasertec Corp. (Japan)	6,019,942

		24,836,667

	Semiconductors 3.2%
248,470	Melexis N.V. (Belgium)	16,810,849
1,216,165	Silergy Corp. (Taiwan)	23,806,833

		40,617,682

	Soft Drinks 1.5%
647,923	Fevertree Drinks plc (United Kingdom)	19,073,185

	Specialty Chemicals 1.6%
224,454	Chr. Hansen Holding A/S (Denmark)	21,077,130

	Systems Software 0.9%
202,567	Douzone Bizon Co. Ltd. (Korea)	10,912,110

	Technology Distributors 1.7%
2,737,421	Electrocomponents plc (United Kingdom)	21,998,570

	Trading Companies & Distributors 4.6%
903,264	Diploma plc (United Kingdom)	17,573,564
156,906	IMCD N.V. (Netherlands)	14,380,478
598,324	MonotaRO Co. Ltd. (Japan)	14,573,101

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
759,074	Richelieu Hardware Ltd. (Canada)	$12,792,763

		59,319,906

	Total Common Stocks (cost $893,688,098)	1,274,521,654

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$13,502,740	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $13,655,000 of United States Treasury Notes 1.875% due 3/31/22; value: $13,773,826; repurchase proceeds: $13,503,303 (cost $13,502,740)	$13,502,740

	Total Short-Term Investments (cost $13,502,740)	13,502,740

	Total Investments (cost $907,190,838) 100.4%	1,288,024,394
	Liabilities less Other Assets (0.4%)	(4,795,538)

	NET ASSETS 100.0%	$1,283,228,856

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2019, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	11.4
Belgium	1.3
Brazil	0.8
Canada	4.3
China	4.4
Denmark	2.4
Germany	8.3
India	6.2
Italy	4.9
Japan	26.0
Korea	1.9
Mexico	1.4
Netherlands	1.1
New Zealand	0.0
Norway	0.9
South Africa	1.0
Sweden	1.8
Switzerland	1.2
Taiwan	2.8
United Kingdom	17.9

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.9%

	Airlines 2.3%
119,800	Japan Airlines Co. Ltd. (Japan)	$3,825,733

	Apparel Retail 0.5%
20,000	Foot Locker, Inc.	838,400

	Commodity Chemicals 1.4%
1,075,000	PTT Global Chemical Public Co. Ltd. (Thailand)	2,243,417

	Communications Equipment 2.4%
71,000	Cisco Systems, Inc.	3,885,830

	Department Stores 0.5%
17,500	Kohl’s Corp.	832,125

	Diversified Banks 15.2%
69,000	Citigroup, Inc.	4,832,070
230,000	ING Groep N.V. ADR (Netherlands)	2,661,100
2,350,000	Mizuho Financial Group, Inc. (Japan)	3,402,449
560,000	Nordea Bank Abp (Sweden)	4,065,754
190,000	United Overseas Bank Ltd. (Singapore)	3,669,401
135,000	Wells Fargo & Co.	6,388,200

		25,018,974

	Electric Utilities 6.2%
40,000	Entergy Corp.	4,117,200
126,000	Exelon Corp.	6,040,440

		10,157,640

	Electrical Components & Equipment 3.3%
64,000	Eaton Corp. plc	5,329,920

	Environmental & Facilities Services 1.1%
45,000	ABM Industries, Inc.	1,800,000

	Health Care Services 2.7%
26,000	Laboratory Corp. of America Holdings*	4,495,400

	Hypermarkets & Super Centers 3.4%
51,000	WalMart, Inc.	5,634,990

	Integrated Oil & Gas 7.7%
111,000	Royal Dutch Shell plc ADR, Class A (United Kingdom)	7,222,770
176,000	Suncor Energy, Inc. (Canada)	5,490,130

		12,712,900

	Integrated Telecommunication Services 4.1%
200,000	AT&T, Inc.	6,702,000

	Life & Health Insurance 2.3%
2,500,000	Fubon Financial Holding Co. Ltd. (Taiwan)	3,690,497

	Multi-Utilities 1.4%
210,000	National Grid plc (United Kingdom)	2,228,990

	Oil & Gas Drilling 0.4%
83,800	Ensco Rowan plc, Class A	714,814

	Oil & Gas Equipment & Services 2.2%
89,000	Schlumberger Ltd.	3,536,860

	Packaged Foods & Meats 3.7%
2,800,000	Dali Foods Group Co. Ltd. (China)	1,860,287
50,000	Danone S.A. (France)	4,235,698

		6,095,985

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 10.5%
16,400	Johnson & Johnson	$2,284,192
86,500	Novartis AG (Switzerland)	7,903,913
163,000	Pfizer, Inc.	7,061,160

		17,249,265

	Property & Casualty Insurance 2.9%
81,000	Axis Capital Holdings Ltd.	4,831,650

	Reinsurance 4.4%
29,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,277,782

	Specialized REITs 4.9%
59,500	EPR Properties	4,438,105
160,000	VICI Properties, Inc.	3,526,400

		7,964,505

	Systems Software 4.6%
29,000	Check Point Software Technologies Ltd.* (Israel)	3,352,690
75,000	Oracle Corp.	4,272,750

		7,625,440

	Technology Hardware, Storage & Peripherals 2.5%
99,000	Samsung Electronics Co. Ltd. (Korea)	4,029,793

	Tobacco 2.1%
40,000	KT&G Corp. (Korea)	3,412,289

	Wireless Telecommunication Services 4.2%
760,000	China Mobile Ltd. (China)	6,922,181

	Total Common Stocks (cost $144,175,691)	159,057,380

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.8%

	Repurchase Agreement 3.8%
$6,205,286	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $6,275,000 of United States Treasury Notes 1.875% due 3/31/22; value: $6,329,605; repurchase proceeds: $6,205,545 (cost $6,205,286)	$6,205,286

	Total Short-Term Investments (cost $6,205,286)	6,205,286

	Total Investments (cost $150,380,977) 100.7%	165,262,666

	Liabilities less Other Assets (0.7%)	(1,096,055)

	NET ASSETS 100.0%	$164,166,611

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2019, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.4
China	5.5
France	2.7
Germany	4.6
Israel	2.1
Japan	4.5
Korea	4.7
Netherlands	1.7
Singapore	2.3
Sweden	2.6
Switzerland	5.0
Taiwan	2.3
Thailand	1.4
United Kingdom	5.9
United States	51.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.9%

	Advertising 0.8%
113,115	4imprint Group plc (United Kingdom)	$3,878,558
28,006	YouGov plc (United Kingdom)	186,367

		4,064,925

	Aerospace & Defense 0.7%
187,997	Avon Rubber plc (United Kingdom)	3,256,505

	Alternative Carriers 0.5%
397,673	Chief Telecom, Inc. (Taiwan)	2,592,726

	Apparel, Accessories & Luxury Goods 0.8%
2,296,990	JNBY Design Ltd. (China)	4,210,722

	Application Software 13.2%
108,221	Esker S.A. (France)	10,423,023
88,200	Fixstars Corp. (Japan)	1,623,865
749,816	Fortnox AB* (Sweden)	11,320,537
791,092	GB Group plc (United Kingdom)	5,555,696
19,336,462	Humanica Public Co. Ltd. (Thailand)	4,981,105
430,100	Infomart Corp. (Japan)	6,705,914
236,300	Miroku Jyoho Service Co. Ltd. (Japan)	7,418,963
305,286	Rakus Co. Ltd. (Japan)	7,384,741
607,600	Systena Corp. (Japan)	9,929,891

		65,343,735

	Auto Parts & Equipment 0.8%
2,379,262	Minda Corp. Ltd. (India)	3,803,579

	Brewers 1.4%
607,145	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	3,769,955
42,497	Royal Unibrew A/S (Denmark)	3,101,097

		6,871,052

	Building Products 0.9%
513,260	Kajaria Ceramics Ltd. (India)	4,327,512

	Commodity Chemicals 3.3%
867,649	Berger Paints India Ltd. (India)	3,996,509
666,740	Gulf Oil Lubricants India Ltd. (India)	8,306,299
255,016	Supreme Industries Ltd. (India)	4,207,935

		16,510,743

	Consumer Finance 2.6%
819,635	ASA International Group plc (United Kingdom)	3,653,541
258,271	Gruppo MutuiOnline S.p.A. (Italy)	4,599,029
2,204,062	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	4,899,893

		13,152,463

	Department Stores 2.3%
396,908	Poya International Co. Ltd. (Taiwan)	5,367,162
184,712	V-Mart Retail Ltd. (India)	5,900,401

		11,267,563

	Diversified Support Services 4.3%
1,199,798	Clipper Logistics plc (United Kingdom)	4,304,403
328,900	Japan Elevator Service Holdings Co. Ltd. (Japan)	8,318,975
593,281	Prestige International, Inc. (Japan)	8,804,430

		21,427,808

	Drug Retail 1.2%
50,000	Kusuri no Aoki Holdings Co. Ltd. (Japan)	3,510,643

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
103,400	Yakuodo Co. Ltd. (Japan)	$2,281,581

		5,792,224

	Electrical Components & Equipment 1.8%
223,393	Amara Raja Batteries Ltd. (India)	2,006,500
310,627	Voltronic Power Technology Corp. (Taiwan)	6,770,697

		8,777,197

	Electronic Equipment & Instruments 1.2%
129,328	Isra Vision AG (Germany)	5,761,767

	Electronic Manufacturing Services 1.0%
260,279	HMS Networks AB (Sweden)	4,994,720

	Food Retail 4.1%
7,315,427	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	2,637,625
3,819,129	Philippine Seven Corp. (Philippines)	10,137,632
70,499	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,676,695
4,502,100	Sheng Siong Group Ltd. (Singapore)	3,660,244

		20,112,196

	Health Care Equipment 2.5%
10,178,000	AK Medical Holdings Ltd. (China)	5,211,670
67,110	Cellavision AB (Sweden)	2,301,765
239,982	Xvivo Perfusion AB* (Sweden)	5,132,420

		12,645,855

	Health Care Facilities 0.8%
10,980,379	Cleopatra Hospital* (Egypt)	4,120,875

	Health Care Services 2.7%
255,177	Dr. Lal PathLabs Ltd. (India)	3,962,909
369,000	Elan Corp. (Japan)	6,057,877
254,654	Metropolis Healthcare Ltd.* (India)	3,545,659

		13,566,445

	Health Care Supplies 2.1%
946,875	Advanced Medical Solutions Group plc (United Kingdom)	3,607,450
1,571,583	Nanosonics Ltd.* (Australia)	6,200,714
786,774	Riverstone Holdings Ltd. (Singapore)	569,873

		10,378,037

	Health Care Technology 6.5%
182,533	Craneware plc (United Kingdom)	4,404,345
99,198	Nexus AG (Germany)	3,744,896
1,155,969	Pro Medicus Ltd. (Australia)	20,524,049
262,144	RaySearch Laboratories AB* (Sweden)	3,743,241

		32,416,531

	Home Furnishing Retail 0.4%
450,529	Nick Scali Ltd. (Australia)	1,980,000

	Home Improvement Retail 2.2%
3,984,055	Italtile Ltd. (South Africa)	4,186,298
52,787,300	PT Ace Hardware Indonesia Tbk (Indonesia)	6,763,052

		10,949,350

	Human Resource & Employment Services 1.6%
59,588	en-japan, Inc. (Japan)	2,318,524
234,262	SMS Co. Ltd. (Japan)	5,486,357

		7,804,881

	Interactive Media & Services 2.2%
80,400	Atrae, Inc.* (Japan)	1,882,948

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
60,445	Wantedly, Inc.* (Japan)	$2,046,322
16,043	XING SE (Germany)	6,850,058

		10,779,328

	Internet & Direct Marketing Retail 3.9%
558,706	On the Beach Group plc (United Kingdom)	3,383,031
234,418	Open Door, Inc.* (Japan)	6,059,667
817,570	Webjet Ltd. (Australia)	7,806,060
149,721	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	2,189,955

		19,438,713

	Investment Banking & Brokerage 0.6%
374,090	HUB24 Ltd. (Australia)	3,120,043

	IT Consulting & Other Services 2.7%
233,971	Appen Ltd. (Australia)	4,597,619
61,681	Aubay (France)	2,198,810
340,372	Avant Corp. (Japan)	6,364,513

		13,160,942

	Life Sciences Tools & Services 1.1%
301,608	Biotage AB (Sweden)	3,537,000
1,029,021	Horizon Discovery Group plc* (United Kingdom)	2,038,615

		5,575,615

	Oil & Gas Equipment & Services 1.7%
583,959	Computer Modelling Group Ltd. (Canada)	3,246,323
663,361	Spectrum ASA (Norway)	5,179,075

		8,425,398

	Other Diversified Financial Services 2.6%
46,464	Hypoport AG* (Germany)	12,706,630

	Packaged Foods & Meats 4.3%
2,003,120	Vitasoy International Holdings Ltd. (China)	9,628,782
2,214,000	Yihai International Holding Ltd.* (China)	11,492,722

		21,121,504

	Personal Products 2.8%
244,665	Jamieson Wellness, Inc. (Canada)	3,757,179
543,629	Sarantis S.A. (Greece)	5,495,448
343,474	TCI Co. Ltd. (Taiwan)	4,722,014

		13,974,641

	Property & Casualty Insurance 1.5%
2,589,300	Qualitas Controladora S.A.B. de C.V. (Mexico)	7,265,891

	Research & Consulting Services 2.4%
40,458	Akka Technologies (France)	2,912,104
257,000	IR Japan Holdings Ltd. (Japan)	6,180,967
201,603	NICE Information Service Co. Ltd. (Korea)	2,959,486

		12,052,557

	Restaurants 0.5%
141,500	Arcland Service Holdings Co. Ltd. (Japan)	2,424,065
630,045	Patisserie Holdings plc* *** (United Kingdom)	8,001

		2,432,066

	Semiconductor Equipment 1.1%
368,532	Japan Material Co. Ltd. (Japan)	5,243,501

	Semiconductors 2.6%
103,000	ASPEED Technology, Inc. (Taiwan)	1,963,200
194,472	Elmos Semiconductor AG (Germany)	4,864,951

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
121,294	LEENO Industrial, Inc. (Korea)	$6,302,897

		13,131,048

	Specialized Finance 0.8%
316,500	eGuarantee, Inc. (Japan)	3,795,710

	Systems Software 2.4%
59,200	Digital Arts, Inc. (Japan)	5,216,343
352,897	Minwise Co. Ltd. (Korea)	6,830,856

		12,047,199

	Technology Hardware, Storage & Peripherals 0.6%
57,241	MGI Digital Graphic Technology* (France)	2,893,195

	Thrifts & Mortgage Finance 2.4%
345,265	Aavas Financiers Ltd.* (India)	7,504,771
78,690	Equitable Group, Inc. (Canada)	4,361,886

		11,866,657

	Total Common Stocks (cost $321,417,042)	475,160,049

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.4%

	Repurchase Agreement 4.4%
$21,839,668	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $22,085,000 of United States Treasury Notes 1.875% due 3/31/22; value: $22,277,184; repurchase proceeds: $21,840,578 (cost $21,839,668)	$21,839,668

	Total Short-Term Investments (cost $21,839,668)	21,839,668

	Total Investments (cost $343,256,710) 100.3%§	496,999,717
	Liabilities less Other Assets (0.3%)	(1,409,172)

	NET ASSETS 100.0%	$495,590,545

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.57%.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2019, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	9.3
Canada	2.4
China	6.4
Denmark	0.7
Egypt	0.9
France	3.9
Germany	7.1
Greece	1.2
India	10.0
Indonesia	1.4
Israel	0.8
Italy	1.0
Japan	23.4
Korea	3.4
Malaysia	1.3
Mexico	2.6
Norway	1.1
Philippines	2.1
Singapore	0.9
South Africa	0.9
Sweden	6.5
Taiwan	4.5
Thailand	1.0
United Kingdom	7.2

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Alternative Carriers 2.1%
133,376	Bandwidth, Inc., Class A*	$10,005,867

	Apparel Retail 1.8%
233,992	Boot Barn Holdings, Inc.*	8,339,475

	Apparel, Accessories & Luxury Goods 1.0%
289,418	Superior Group of Cos., Inc.	4,957,730

	Application Software 7.5%
113,850	Digimarc Corp.*	5,053,802
64,600	Esker S.A. (France)	6,221,780
135,017	Five9, Inc.*	6,925,022
496,035	Fortnox AB* (Sweden)	7,489,014
207,680	Upland Software, Inc.*	9,455,670

		35,145,288

	Biotechnology 6.0%
198,651	ChemoCentryx, Inc.*	1,847,454
359,548	Cytokinetics, Inc.*	4,044,915
94,564	Esperion Therapeutics, Inc.*	4,399,117
39,860	Exact Sciences Corp.*	4,705,075
228,584	Flexion Therapeutics, Inc.*	2,811,583
622,873	Inovio Pharmaceuticals, Inc.*	1,831,247
206,788	MacroGenics, Inc.*	3,509,192
355,567	Sangamo Therapeutics, Inc.*	3,829,457
829,394	Selecta Biosciences, Inc.*	1,484,615

		28,462,655

	Construction & Engineering 2.2%
705,247	Construction Partners, Inc., Class A*	10,592,810

	Data Processing & Outsourced Services 1.3%
816,408	USA Technologies, Inc.*	6,065,911

	Department Stores 1.3%
194,028	V-Mart Retail Ltd.* (India)	6,197,990

	Diversified Banks 1.1%
1,607,909	City Union Bank Ltd. (India)	5,078,036

	Diversified Support Services 1.7%
313,300	Japan Elevator Service Holdings Co. Ltd. (Japan)	7,924,399

	Electronic Equipment & Instruments 2.4%
205,853	Napco Security Technologies, Inc.*	6,109,717
266,590	nLight, Inc.*	5,118,528

		11,228,245

	Electronic Manufacturing Services 2.0%
185,512	Fabrinet*	9,214,381

	Environmental & Facilities Services 1.4%
243,587	Heritage-Crystal Clean, Inc.*	6,408,774

	Food Distributors 1.6%
215,409	Chefs’ Warehouse, Inc. (The)*	7,554,394

	Health Care Distributors 1.2%
164,743	PetIQ, Inc.*	5,429,929

	Health Care Equipment 8.0%
186,372	AtriCure, Inc.*	5,561,340
250,976	CryoLife, Inc.*	7,511,711

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
690,634	IRIDEX Corp.* ‡‡	$3,142,385
217,253	LeMaitre Vascular, Inc.	6,078,739
28,114	Mesa Laboratories, Inc.	6,869,375
135,438	Tandem Diabetes Care, Inc.*	8,738,460

		37,902,010

	Health Care Supplies 1.4%
166,275	OrthoPediatrics Corp.*	6,484,725

	Health Care Technology 5.6%
84,059	Inspire Medical Systems, Inc.*	5,098,178
59,252	Omnicell, Inc.*	5,097,450
340,465	Simulations Plus, Inc.	9,723,680
134,477	Tabula Rasa HealthCare, Inc.*	6,714,437

		26,633,745

	Home Furnishings 0.9%
133,378	Lovesac Co. (The)*	4,144,054

	Homebuilding 2.7%
95,803	LGI Homes, Inc.*	6,843,208
212,791	Skyline Champion Corp.*	5,826,218

		12,669,426

	Human Resource & Employment Services 1.1%
207,000	UT Group Co. Ltd. (Japan)	5,020,684

	Industrial Machinery 8.0%
145,236	Altra Industrial Motion Corp.	5,211,068
118,323	Helios Technologies, Inc.	5,491,370
108,044	Kadant, Inc.	9,811,476
542,300	Kornit Digital Ltd.* (Israel)	17,169,218

		37,683,132

	Insurance Brokers 2.9%
177,233	Goosehead Insurance, Inc., Class A	8,471,737
208,174	Health Insurance Innovations, Inc., Class A*	5,395,870

		13,867,607

	Internet & Direct Marketing Retail 2.9%
150,379	Duluth Holdings, Inc., Class B*	2,043,651
399,361	Medallia, Inc.* *** †	7,160,543
166,800	Open Door, Inc.* (Japan)	4,311,752

		13,515,946

	Internet Services & Infrastructure 1.0%
1,781,788	Limelight Networks, Inc.*	4,810,828

	IT Consulting & Other Services 2.1%
245,479	Endava plc, ADR* (United Kingdom)	9,878,075

	Leisure Products 1.2%
283,852	MasterCraft Boat Holdings, Inc.*	5,560,661

	Oil & Gas Exploration & Production 1.5%
2,524,023	Abraxas Petroleum Corp.*	2,599,744
1,904,429	Lonestar Resources US, Inc., Class A* ‡‡	4,361,142

		6,960,886

	Packaged Foods & Meats 2.3%
237,701	Freshpet, Inc.*	10,817,772

	Personal Products 1.6%
95,806	USANA Health Sciences, Inc.*	7,609,871

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 1.3%
250,136	Intra-Cellular Therapies, Inc.*	$3,246,765
411,367	Optinose, Inc.*	2,912,479

		6,159,244

	Regional Banks 3.6%
266,616	CBTX, Inc.	7,502,574
357,333	Metro Bank plc* (United Kingdom)	2,384,692
238,252	People’s Utah Bancorp	7,004,609

		16,891,875

	Research & Consulting Services 1.0%
191,000	IR Japan Holdings Ltd. (Japan)	4,593,637

	Restaurants 1.5%
310,481	Chuy’s Holdings, Inc.*	7,116,225

	Semiconductors 3.7%
103,517	Ambarella, Inc.*	4,568,205
140,075	Inphi Corp.*	7,017,757
257,654	MaxLinear, Inc., Class A*	6,039,410

		17,625,372

	Systems Software 5.8%
60,730	CyberArk Software Ltd.* (Israel)	7,763,723
101,000	Douzone Bizon Co. Ltd. (Korea)	5,440,783
157,784	Rapid7, Inc.*	9,126,227
81,764	Varonis Systems, Inc.*	5,064,462

		27,395,195

	Technology Hardware, Storage & Peripherals 0.8%
307,927	Sonim Technologies, Inc.*	3,919,911

	Thrifts & Mortgage Finance 0.9%
78,507	Equitable Group, Inc. (Canada)	4,351,742

	Trading Companies & Distributors 1.7%
321,456	Transcat, Inc.*	8,226,033

	Total Common Stocks (cost $336,043,400)	462,444,540

	PREFERRED STOCK 0.7%

	Internet & Direct Marketing Retail 0.7%
183,333	Medallia, Inc., Series F* *** †	3,287,161

	Total Preferred Stock (cost $2,749,995)	3,287,161

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.4%

	Repurchase Agreement 1.4%
$6,651,743	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $6,730,000 of United States Treasury Notes 1.875% due 3/31/22; value: $6,788,564; repurchase proceeds: $6,652,020 (cost $6,651,743)	$6,651,743

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Total Short-Term Investments (cost $6,651,743)	$6,651,743

Total Investments (cost $345,445,139) 100.2%	472,383,444
Liabilities less Other Assets (0.2%)	(1,058,763)

NET ASSETS 100.0%	$471,324,681

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.9
France	1.3
India	2.4
Israel	5.4
Japan	4.7
Korea	1.2
Sweden	1.6
United Kingdom	2.6
United States	79.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 92.8%

	Air Freight & Logistics 1.1%
484,000	Radiant Logistics, Inc.*	$2,971,760

	Airlines 1.0%
18,000	Allegiant Travel Co.	2,583,000

	Alternative Carriers 1.7%
190,000	Gamma Communications plc (United Kingdom)	2,774,839
258,000	ORBCOMM, Inc.*	1,870,500

		4,645,339

	Apparel Retail 0.3%
540,000	RTW RetailWinds, Inc.*	918,000

	Apparel, Accessories & Luxury Goods 0.7%
110,851	Superior Group of Cos., Inc.	1,898,878

	Application Software 9.5%
43,000	Ebix, Inc.	2,159,460
231,500	eGain Corp.*	1,884,410
37,000	Esker S.A. (France)	3,563,558
30,000	Everbridge, Inc.*	2,682,600
25,300	Globant S.A.* (Argentina)	2,556,565
100,800	Miroku Jyoho Service Co. Ltd. (Japan)	3,164,754
277,000	SharpSpring, Inc.*	3,598,230
202,000	Systena Corp. (Japan)	3,301,248
310,000	Telenav, Inc.*	2,480,000

		25,390,825

	Asset Management & Custody Banks 2.2%
750,000	Fiducian Group Ltd. (Australia)	2,716,933
54,000	Hamilton Lane, Inc., Class A	3,081,240

		5,798,173

	Biotechnology 1.5%
127,000	Cytokinetics, Inc.*	1,428,750
205,000	Sangamo Therapeutics, Inc.*	2,207,850
222,002	Selecta Biosciences, Inc.*	397,384

		4,033,984

	Building Products 1.0%
53,400	Patrick Industries, Inc.*	2,626,746

	Communications Equipment 1.1%
225,000	Digi International, Inc.*	2,853,000

	Construction & Engineering 3.2%
336,000	Construction Partners, Inc., Class A*	5,046,720
43,000	NV5 Global, Inc.*	3,500,200

		8,546,920

	Consumer Finance 0.9%
1,050,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	2,334,275

	Data Processing & Outsourced Services 3.1%
151,000	i3 Verticals, Inc., Class A*	4,446,950
498,000	USA Technologies, Inc.*	3,700,140

		8,147,090

	Diversified Banks 1.2%
1,000,000	City Union Bank Ltd. (India)	3,158,162

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Diversified Support Services 1.1%
1,505,000	Johnson Service Group plc (United Kingdom)	$2,847,798

	Electronic Equipment & Instruments 1.6%
148,000	Napco Security Technologies, Inc.*	4,392,640

	Electronic Manufacturing Services 2.1%
83,000	Fabrinet*	4,122,610
181,150	RF Industries Ltd.	1,528,906

		5,651,516

	Food Retail 0.1%
11,396	Grocery Outlet Holding Corp.*	374,700

	Health Care Distributors 1.9%
3,300,000	Ibnsina Pharma S.A.E.* (Egypt)	2,322,661
85,000	PetIQ, Inc.*	2,801,600

		5,124,261

	Health Care Equipment 4.3%
80,000	AtriCure, Inc.*	2,387,200
880,000	Ekso Bionics Holdings, Inc.*	1,117,600
367,668	IRIDEX Corp.*	1,672,890
203,000	Neuronetics, Inc.*	2,539,530
90,515	RA Medical Systems, Inc.*	327,664
59,000	Tactile Systems Technology, Inc.*	3,358,280

		11,403,164

	Health Care Facilities 1.1%
53,000	Ensign Group, Inc. (The)	3,016,760

	Health Care Services 2.1%
24,000	LHC Group, Inc.*	2,869,920
420,000	Viemed Healthcare, Inc.* (Canada)	2,864,037

		5,733,957

	Health Care Supplies 1.4%
97,000	OrthoPediatrics Corp.*	3,783,000

	Health Care Technology 3.7%
100,000	Nexus AG (Germany)	3,775,173
31,000	Omnicell, Inc.*	2,666,930
215,330	OptimizeRx Corp.*	3,488,346

		9,930,449

	Home Furnishings 1.1%
91,000	Lovesac Co. (The)*	2,827,370

	Homebuilding 3.6%
43,000	LGI Homes, Inc.*	3,071,490
234,000	Skyline Champion Corp.*	6,406,920

		9,478,410

	Human Resource & Employment Services 1.5%
79,000	BG Staffing, Inc.	1,491,520
103,000	UT Group Co. Ltd. (Japan)	2,498,215

		3,989,735

	Industrial Machinery 3.5%
20,000	John Bean Technologies Corp.	2,422,600
24,000	Kadant, Inc.	2,179,440
86,688	Kornit Digital Ltd.* (Israel)	2,744,542
225,000	va-Q-tec AG* (Germany)	2,021,196

		9,367,778

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 1.2%
235,000	Monmouth Real Estate Investment Corp.	$3,184,250

	Insurance Brokers 1.4%
77,000	Goosehead Insurance, Inc., Class A	3,680,600

	Integrated Telecommunication Services 0.9%
240,000	Ooma, Inc.*	2,515,200

	Internet Services & Infrastructure 0.8%
34,000	Tucows, Inc., Class A*	2,074,680

	Investment Banking & Brokerage 0.9%
298,000	JDC Group AG* (Germany)	2,304,220

	IT Consulting & Other Services 3.6%
130,000	Avant Corp. (Japan)	2,430,831
108,000	Endava plc, ADR* (United Kingdom)	4,345,920
173,000	Hackett Group, Inc. (The)	2,904,670

		9,681,421

	Mortgage REITs 1.4%
299,000	Arbor Realty Trust, Inc.	3,623,880

	Oil & Gas Equipment & Services 1.9%
546,000	Mitcham Industries, Inc.*	2,156,700
196,000	Solaris Oilfield Infrastructure, Inc., Class A	2,936,080

		5,092,780

	Oil & Gas Exploration & Production 0.7%
163,000	Magnolia Oil & Gas Corp., Class A*	1,887,540

	Packaged Foods & Meats 2.6%
111,000	Freshpet, Inc.*	5,051,610
360,000	Yihai International Holding Ltd.* (China)	1,868,735

		6,920,345

	Personal Products 1.2%
306,000	Sarantis S.A.* (Greece)	3,093,299

	Pharmaceuticals 0.7%
243,000	Cocrystal Pharma, Inc.*	571,050
109,000	Intra-Cellular Therapies, Inc.*	1,414,820

		1,985,870

	Regional Banks 5.2%
170,463	Capital Bancorp, Inc.*	2,096,695
177,000	Esquire Financial Holdings, Inc.*	4,451,550
112,000	Investar Holding Corp.	2,671,200
123,533	SmartFinancial, Inc.*	2,679,431
61,000	Sound Financial Bancorp, Inc.	2,083,150

		13,982,026

	Research & Consulting Services 1.0%
113,000	IR Japan Holdings Ltd. (Japan)	2,717,702

	Semiconductors 3.0%
51,000	Ambarella, Inc.*	2,250,630
62,000	Inphi Corp.*	3,106,200
116,000	MaxLinear, Inc.*	2,719,040

		8,075,870

	Specialized Consumer Services 0.9%
199,708	Select Interior Concepts, Inc., Class A*	2,326,598

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 0.9%
144,000	Ferro Corp.*	$2,275,200

	Systems Software 0.9%
130,000	Minwise Co. Ltd. (Korea)	2,516,347

	Technology Hardware, Storage & Peripherals 1.6%
16,924	MGI Digital Graphic Technology* (France)	855,408
725,000	One Stop Systems, Inc.* ‡‡	1,239,750
175,000	Sonim Technologies, Inc.*	2,227,750

		4,322,908

	Thrifts & Mortgage Finance 1.8%
90,000	Axos Financial, Inc.*	2,452,500
310,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,342,421

		4,794,921

	Trading Companies & Distributors 1.8%
283,000	Hardwoods Distribution, Inc. (Canada)	2,716,437
32,000	SiteOne Landscape Supply, Inc.*	2,217,600

		4,934,037

	Water Utilities 0.8%
198,233	Global Water Resources, Inc.	2,069,552

	Total Common Stocks (cost $179,294,721)	247,886,936

	CONVERTIBLE PREFERRED STOCK 0.7%

	Oil & Gas Refining & Marketing 0.7%
625,742	Vertex Energy, Inc., Pfd., 6.00% PIK, Series B*** †	1,927,285

	Total Convertible Preferred Stock (cost $1,844,800)	1,927,285

	RIGHTS 0.2%

	Pharmaceuticals 0.2%
1	Acetylon Pharmaceuticals, Inc.* *** †	391,627
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		391,627

	Total Rights (cost $0)	391,627

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	20,211

	Total Limited Liability Company Membership Interest (cost $30,001)	20,211

	WARRANTS 0.1%

	Health Care Equipment 0.1%
880,000	Ekso Bionics Holdings Inc., expiring 05/24/2024* *** †	255,200

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	12,500

	Total Warrants (cost $369,682)	267,700

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
$12,265,656	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $12,405,000 of United States Treasury Notes 1.875% due 3/31/22; value: $12,512,948; repurchase proceeds: $12,266,167 (cost $12,265,656)	$12,265,656

	Total Short-Term Investments (cost $12,265,656)	12,265,656

	Total Investments (cost $193,804,860) 98.4%§	262,759,415
	Other Assets less Liabilities 1.6%	4,341,128

	NET ASSETS 100.0%	$267,100,543

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.87%.

ADR American Depositary Receipt.

PIK PIK Payment in kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
Australia	1.1
Canada	2.2
China	0.8
Egypt	0.9
France	1.8
Germany	3.2
Greece	1.3
India	1.3
Israel	1.1
Japan	5.6
Korea	1.0
Mexico	0.9
United Kingdom	4.9
United States	72.9

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.9%

	Aerospace & Defense 2.8%
496,294	HEICO Corp., Class A	$51,301,911

	Air Freight & Logistics 1.4%
22,829,736	Aramex PJSC (United Arab Emirates)	25,770,413

	Airlines 1.1%
132,243	Allegiant Travel Co.	18,976,871

	Application Software 12.3%
478,225	DocuSign, Inc.*	23,772,565
526,090	Envestnet, Inc.*	35,968,773
528,726	Five9, Inc.*	27,118,357
356,822	Globant S.A.* (Argentina)	36,056,863
180,338	HubSpot, Inc.*	30,751,236
417,443	Paylocity Holding Corp.*	39,164,502
330,363	Zendesk, Inc.*	29,412,218

		222,244,514

	Automotive Retail 2.7%
564,672	Monro, Inc.	48,166,522

	Biotechnology 8.4%
1,910,468	Abcam plc (United Kingdom)	35,762,151
292,453	Atara Biotherapeutics, Inc.*	5,881,230
1,234,930	ChemoCentryx, Inc.*	11,484,849
1,153,665	Cytokinetics, Inc.*	12,978,731
489,735	Denali Therapeutics, Inc.*	10,166,899
212,807	Esperion Therapeutics, Inc.*	9,899,782
265,132	Exact Sciences Corp.*	31,296,181
362,824	Flexion Therapeutics, Inc.*	4,462,735
2,153,878	Inovio Pharmaceuticals, Inc.*	6,332,401
512,111	MacroGenics, Inc.*	8,690,524
1,288,714	Sangamo Therapeutics, Inc.*	13,879,450

		150,834,933

	Building Products 2.0%
711,869	AAON, Inc.	35,721,586

	Data Processing & Outsourced Services 3.1%
331,602	Euronet Worldwide, Inc.*	55,788,720

	Diversified Support Services 4.1%
632,123	Copart, Inc.*	47,244,873
878,532	Healthcare Services Group, Inc.	26,637,090

		73,881,963

	Food Retail 0.6%
305,713	Grocery Outlet Holding Corp.*	10,051,843

	General Merchandise Stores 2.0%
420,326	Ollie’s Bargain Outlet Holdings, Inc.*	36,614,598

	Health Care Distributors 0.9%
466,163	PetIQ, Inc.*	15,364,732

	Health Care Equipment 4.0%
506,367	Cantel Medical Corp.	40,833,435
255,068	Insulet Corp.*	30,450,018

		71,283,453

	Health Care Facilities 2.1%
676,679	Ensign Group, Inc. (The)	38,516,569

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.4%
710,502	Neogen Corp.*	$44,129,279

	Health Care Technology 0.8%
238,866	Inspire Medical Systems, Inc.*	14,487,223

	Home Improvement Retail 1.6%
677,486	Floor & Decor Holdings, Inc., Class A*	28,386,663

	Homebuilding 1.6%
415,421	LGI Homes, Inc.*	29,673,522

	Industrial Machinery 8.7%
648,785	Barnes Group, Inc.	36,552,547
647,099	Helios Technologies, Inc.	30,031,865
766,346	Kornit Digital Ltd.* (Israel)	24,262,514
392,105	RBC Bearings, Inc.*	65,407,035

		156,253,961

	Insurance Brokers 1.4%
522,102	Goosehead Insurance, Inc., Class A	24,956,476

	IT Consulting & Other Services 2.1%
508,309	InterXion Holding N.V.* (Netherlands)	38,677,232

	Life Sciences Tools & Services 5.2%
25,476	Adaptive Biotechnologies Corp.*	1,230,491
345,388	ICON plc* (Ireland)	53,179,391
591,677	Medpace Holdings, Inc.*	38,707,509

		93,117,391

	Managed Health Care 1.7%
462,431	HealthEquity, Inc.*	30,242,987

	Pharmaceuticals 0.5%
733,342	Intra-Cellular Therapies, Inc.*	9,518,779

	Regional Banks 6.0%
646,584	Eagle Bancorp, Inc.	34,999,592
1,958,249	Metro Bank plc* (United Kingdom)	13,068,538
650,466	Pinnacle Financial Partners, Inc.	37,388,786
378,700	Texas Capital Bancshares, Inc.*	23,240,819

		108,697,735

	Restaurants 2.3%
639,545	Chuy’s Holdings, Inc.*	14,658,371
381,312	Shake Shack, Inc., Class A*	27,530,727

		42,189,098

	Semiconductors 1.8%
241,803	Monolithic Power Systems, Inc.	32,832,011

	Specialty Stores 4.2%
306,421	Five Below, Inc.*	36,776,649
1,239,029	National Vision Holdings, Inc.*	38,075,361

		74,852,010

	Systems Software 5.3%
184,920	CyberArk Software Ltd.* (Israel)	23,640,173
234,036	Proofpoint, Inc.*	28,142,829
503,292	Rapid7, Inc.*	29,110,409
240,270	Varonis Systems, Inc.*	14,882,324

		95,775,735

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 1.8%
473,327	SiteOne Landscape Supply, Inc.*	$32,801,561

	Trucking 2.0%
1,115,152	Knight-Swift Transportation Holdings, Inc.	36,621,592

	Total Common Stocks (cost $1,147,945,836)	1,747,731,883

	PREFERRED STOCKS 1.4%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	915,254
161,519	Nanosys, Inc., Series E Pfd.* *** †	201,899

		1,117,153

	Internet & Direct Marketing Retail 0.6%
666,667	Medallia, Inc., Series F* *** †	11,953,339

	Systems Software 0.7%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	12,606,239

	Total Preferred Stocks (cost $20,184,946)	25,676,731

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
1	Greenspring Global Partners II-B, L.P.* *** †	1,613,880
1	Greenspring Global Partners III-B, L.P.* *** †	908,937

		2,522,817

	Total Limited Partnership Interest (cost $2,357,563)	2,522,817

	SELLER’S NOTE 0.1%

	Oil & Gas Equipment & Services 0.1%
1,728,000	Drilling Info Holdings, Inc., Series B, 7.25%*** †	1,728,000

	Total Seller’s Note (cost $1,119,330)	1,728,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$38,867,446	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $39,305,000 of United States Treasury Notes 1.875% due 3/31/22; value: $39,647,032; repurchase proceeds: $38,869,066 (cost $38,867,446)	$38,867,446

	Total Short-Term Investments (cost $38,867,446)	38,867,446

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Total Investments (cost $1,210,475,121) 100.7%§	$1,816,526,877
Liabilities less Other Assets (0.7%)	(12,050,983)

NET ASSETS 100.0%	$1,804,475,894

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.43%.

See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.0
Ireland	3.0
Israel	2.7
Netherlands	2.2
United Arab Emirates	1.5
United Kingdom	2.7
United States	85.9

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 2.0%
149,751	HEICO Corp., Class A	$15,479,761

	Airlines 3.9%
82,272	Allegiant Travel Co.	11,806,032
188,946	Copa Holdings S.A., Class A (Panama)	18,435,461

		30,241,493

	Application Software 1.3%
194,132	Ebix, Inc.	9,749,309

	Asset Management & Custody Banks 4.5%
644,890	Artisan Partners Asset Management, Inc., Class A	17,747,373
294,851	Hamilton Lane, Inc., Class A	16,824,198

		34,571,571

	Auto Parts & Equipment 2.8%
244,726	Dorman Products, Inc.*	21,325,424

	Automotive Retail 6.7%
715,232	Camping World Holdings, Inc., Class A	8,883,182
145,214	Lithia Motors, Inc., Class A	17,248,519
296,004	Monro, Inc.	25,249,141

		51,380,842

	Commercial Printing 0.9%
76,028	Cimpress N.V.*	6,910,185

	Commodity Chemicals 2.1%
820,924	Valvoline, Inc.	16,032,646

	Consumer Electronics 1.0%
1,078,376	ZAGG, Inc.*	7,505,497

	Consumer Finance 1.8%
29,531	Credit Acceptance Corp.*	14,287,984

	Data Processing & Outsourced Services 3.5%
160,648	Euronet Worldwide, Inc.*	27,027,419

	Diversified Banks 1.0%
2,575,163	City Union Bank Ltd. (India)	8,132,781

	Diversified Support Services 1.2%
295,912	Healthcare Services Group, Inc.	8,972,052

	Electronic Manufacturing Services 2.8%
442,811	Fabrinet*	21,994,422

	Health Care Equipment 2.1%
197,859	Cantel Medical Corp.	15,955,350

	Health Care Facilities 2.6%
346,871	Ensign Group, Inc. (The)	19,743,897

	Health Care Services 1.5%
97,407	LHC Group, Inc.*	11,647,929

	Home Furnishing Retail 1.6%
310,083	Sleep Number Corp.*	12,524,252

	Home Furnishings 0.9%
219,890	Lovesac Co. (The)*	6,831,982

	Homebuilding 3.1%
202,038	LGI Homes, Inc.*	14,431,574

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
353,404	Skyline Champion Corp.*	$9,676,202

		24,107,776

	Hotel & Resort REITs 2.6%
1,726,770	Summit Hotel Properties, Inc.	19,806,052

	Industrial Machinery 7.8%
612,440	Altra Industrial Motion Corp.	21,974,347
266,512	Helios Technologies, Inc.	12,368,822
284,031	Kadant, Inc.	25,792,855

		60,136,024

	Industrial REITs 1.3%
768,010	Monmouth Real Estate Investment Corp.	10,406,535

	Investment Banking & Brokerage 1.4%
305,218	Moelis & Co., Class A	10,667,369

	IT Consulting & Other Services 1.8%
852,284	Hackett Group, Inc. (The)	14,309,848

	Life Sciences Tools & Services 2.1%
105,410	ICON plc* (Ireland)	16,229,978

	Mortgage REITs 7.0%
1,544,422	Arbor Realty Trust, Inc.	18,718,395
1,143,979	Ladder Capital Corp.	19,001,491
2,314,643	MFA Financial, Inc.	16,619,137

		54,339,023

	Oil & Gas Equipment & Services 1.1%
452,389	Oil States International, Inc.*	8,278,719

	Oil & Gas Exploration & Production 0.8%
3,667,640	Gran Tierra Energy, Inc.* (Colombia)	5,831,548

	Personal Products 2.0%
314,075	Nu Skin Enterprises, Inc., Class A	15,490,179

	Regional Banks 13.2%
410,252	FB Financial Corp.	15,015,223
299,655	Pinnacle Financial Partners, Inc.	17,224,169
287,648	Prosperity Bancshares, Inc.	18,999,151
261,789	South State Corp.	19,285,996
246,470	Texas Capital Bancshares, Inc.*	15,125,864
342,129	Webster Financial Corp.	16,343,502

		101,993,905

	Semiconductors 1.3%
655,586	Tower Semiconductor Ltd.* (Israel)	10,338,591

	Specialized REITs 1.3%
359,370	National Storage Affiliates Trust	10,400,168

	Specialty Chemicals 3.3%
276,055	Innospec, Inc.	25,187,258

	Thrifts & Mortgage Finance 1.3%
377,836	Axos Financial, Inc.*	10,296,031

	Trucking 2.7%
637,029	Knight-Swift Transportation Holdings, Inc.	20,920,032

	Total Common Stocks (cost $653,843,703)	759,053,832

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$17,083,015	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $17,275,000 of United States Treasury Notes 1.875% due 3/31/22; value: $17,425,327; repurchase proceeds: $17,083,727 (cost $17,083,015)	$17,083,015

	Total Short-Term Investments (cost $17,083,015)	17,083,015

	Total Investments (cost $670,926,718) 100.5%	776,136,847
	Liabilities less Other Assets (0.5%)	(4,164,712)

	NET ASSETS 100.0%	$771,972,135

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Colombia	0.8
India	1.1
Ireland	2.1
Israel	1.4
Panama	2.4
United States	92.2

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 91.8%

	Alternative Carriers 1.2%
99,151	Bandwidth, Inc., Class A*	$7,438,308

	Application Software 12.8%
414,365	Box, Inc., Class A*	7,296,968
106,485	DocuSign, Inc.*	5,293,369
190,718	Five9, Inc.*	9,781,926
107,081	Globant S.A.* (Argentina)	10,820,535
77,578	HubSpot, Inc.*	13,228,601
173,774	Instructure, Inc.*	7,385,395
154,807	Paylocity Holding Corp.*	14,523,993
127,664	Zendesk, Inc.*	11,365,926

		79,696,713

	Automotive Retail 1.3%
92,862	Monro, Inc.	7,921,129

	Biotechnology 11.1%
94,265	Atara Biotherapeutics, Inc.*	1,895,669
637,610	ChemoCentryx, Inc.*	5,929,773
583,952	Cytokinetics, Inc.*	6,569,460
140,361	Denali Therapeutics, Inc.*	2,913,894
171,002	Esperion Therapeutics, Inc.*	7,955,013
77,673	Exact Sciences Corp.*	9,168,521
260,386	Flexion Therapeutics, Inc.*	3,202,748
2,193,841	Inovio Pharmaceuticals, Inc.*	6,449,893
347,607	MacroGenics, Inc.*	5,898,891
1,280,035	MEI Pharma, Inc.*	3,200,087
931,390	Sangamo Therapeutics, Inc.*	10,031,070
45,320	Seattle Genetics, Inc.*	3,136,597
1,275,354	Selecta Biosciences, Inc.*	2,282,884
252,861	Unum Therapeutics, Inc.*	662,496

		69,296,996

	Building Products 3.8%
132,459	AAON, Inc.	6,646,792
242,514	Trex Co., Inc.*	17,388,254

		24,035,046

	Construction & Engineering 1.7%
134,054	NV5 Global, Inc.*	10,911,996

	Department Stores 0.5%
101,855	V-Mart Retail Ltd.* (India)	3,253,635

	Diversified Banks 1.3%
2,489,169	City Union Bank Ltd. (India)	7,861,198

	Diversified Support Services 1.3%
272,757	Healthcare Services Group, Inc.	8,269,992

	Electronic Equipment & Instruments 0.5%
174,076	nLight, Inc.*	3,342,259

	Electronic Manufacturing Services 0.7%
28,875	IPG Photonics Corp.*	4,453,969

	Food Retail 0.6%
119,192	Grocery Outlet Holding Corp.*	3,919,033

	General Merchandise Stores 1.3%
91,751	Ollie’s Bargain Outlet Holdings, Inc.*	7,992,430

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 9.0%
334,043	AtriCure, Inc.*	$9,967,843
363,705	CryoLife, Inc.*	10,885,691
127,375	Glaukos Corp.*	9,604,075
116,634	Insulet Corp.*	13,923,767
163,951	Tandem Diabetes Care, Inc.*	10,578,118
50,000	TransMedics Group, Inc.*	1,449,500

		56,408,994

	Health Care Technology 2.8%
179,705	Inspire Medical Systems, Inc.*	10,899,108
42,190	Veeva Systems, Inc., Class A*	6,839,421

		17,738,529

	Heavy Electrical Equipment 1.4%
344,737	TPI Composites, Inc.*	8,521,899

	Home Improvement Retail 1.6%
243,548	Floor & Decor Holdings, Inc., Class A*	10,204,661

	Homebuilding 1.5%
134,675	LGI Homes, Inc.*	9,619,835

	Industrial Machinery 5.7%
115,393	Barnes Group, Inc.	6,501,241
585,851	Kornit Digital Ltd.* (Israel)	18,548,043
91,596	Proto Labs, Inc.*	10,626,968

		35,676,252

	Industrial REITs 1.4%
628,843	Monmouth Real Estate Investment Corp.	8,520,823

	Insurance Brokers 1.8%
233,241	Goosehead Insurance, Inc., Class A	11,148,920

	Internet & Direct Marketing Retail 1.3%
53,610	Wayfair, Inc., Class A*	7,827,060

	IT Consulting & Other Services 3.5%
265,524	Endava plc, ADR* (United Kingdom)	10,684,686
149,278	InterXion Holding N.V.* (Netherlands)	11,358,563

		22,043,249

	Life Sciences Tools & Services 0.1%
8,732	Adaptive Biotechnologies Corp.*	421,756

	Managed Health Care 1.2%
110,566	HealthEquity, Inc.*	7,231,016

	Oil & Gas Equipment & Services 0.8%
350,724	Solaris Oilfield Infrastructure, Inc., Class A	5,253,846

	Packaged Foods & Meats 1.8%
252,284	Freshpet, Inc.*	11,481,445

	Pharmaceuticals 1.6%
846,443	Cocrystal Pharma, Inc.*	1,989,141
470,728	Intra-Cellular Therapies, Inc.*	6,110,049
255,000	Optinose, Inc.*	1,805,400

		9,904,590

	Regional Banks 5.1%
181,646	Bank OZK	5,465,728
110,478	Eagle Bancorp, Inc.	5,980,174
212,041	Esquire Financial Holdings, Inc.*	5,332,831
648,719	Metro Bank plc* (United Kingdom) †	4,329,281

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
125,083	Pinnacle Financial Partners, Inc.	$7,189,771
764,531	Republic First Bancorp, Inc.*	3,753,847

		32,051,632

	Restaurants 2.2%
353,036	Chuy’s Holdings, Inc.*	8,091,585
542,425	Habit Restaurants, Inc. (The), Class A*	5,690,038

		13,781,623

	Semiconductors 3.4%
114,344	Ambarella, Inc.*	5,046,001
136,627	Inphi Corp.*	6,845,012
60,526	Monolithic Power Systems, Inc.	8,218,220
12,733	NVE Corp.	886,599

		20,995,832

	Specialty Chemicals 1.2%
72,878	Balchem Corp.	7,285,614

	Specialty Stores 1.7%
90,425	Five Below, Inc.*	10,852,809

	Systems Software 2.7%
87,968	Proofpoint, Inc.*	10,578,152
394,642	Zuora, Inc., Class A*	6,045,915

		16,624,067

	Trucking 1.9%
353,941	Knight-Swift Transportation Holdings, Inc.	11,623,422

	Total Common Stocks (cost $484,846,830)	573,610,578

	PREFERRED STOCKS 0.5%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	228,814
40,380	Nanosys, Inc., Series E Pfd.* *** †	50,475

		279,289

	Internet & Direct Marketing Retail 0.4%
150,000	Medallia, Inc., Series F* *** †	2,689,500

	Total Preferred Stocks (cost $2,796,237)	2,968,789

	LIMITED PARTNERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
1	Greenspring Global Partners II-B, L.P.* *** †	1,452,482
1	Greenspring Global Partners III-B, L.P.* *** †	908,937

		2,361,419

	Total Limited Partnership Interest (cost $2,181,384)	2,361,419

	SELLER’S NOTE 0.0%

	Oil & Gas Equipment & Services 0.0%
132,000	Drilling Info Holdings, Inc., Series B, 7.25%*** †	132,000

	Total Seller’s Note (cost $84,846)	132,000

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.3%

	Repurchase Agreement 7.3%
$45,814,717	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $46,330,000 of United States Treasury Notes 1.875% due 3/31/22; value: $46,733,164; repurchase proceeds: $45,816,626 (cost $45,814,717)	$45,814,717

	Total Short-Term Investments (cost $45,814,717)	45,814,717

	Total Investments (cost $535,724,014) 100.0%	624,887,503
	Liabilities less Other Assets (<0.1%)	(130,525)

	NET ASSETS 100.0%	$624,756,978

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2019, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.9
India	1.9
Israel	3.2
Netherlands	2.0
United Kingdom	2.6
United States	88.4

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2019 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 101.3%
$45,530,000	U.S. Treasury Bond 3.00%, 8/15/48	$49,933,605
98,400,000	U.S. Treasury Bond, 2.25%, 8/15/46	92,964,937
32,400,000	U.S. Treasury Bond, 2.50%, 2/15/45	32,277,234
11,000,000	U.S. Treasury Bond, 3.75%, 11/15/43	13,541,172
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	23,383,153
96,000,000	U.S. Treasury Strip, principal only, 5/15/44	50,633,262
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	89,553,665

	Total U.S. Government Obligations (cost $338,540,406)	352,287,028

	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
723,006	Repurchase Agreement dated 6/28/19, 0.50% due 7/1/19 with Fixed Income Clearing Corp. collateralized by $735,000 of United States Treasury Notes 1.875% due 3/31/22; value: $741,396; repurchase proceeds: $723,007 (cost $723,006)	723,006

	Total Short-Term Investments (cost $723,006)	723,006

	Total Investments (cost $339,263,412) 101.5%	353,010,034
	Liabilities less Other Assets (1.5%)	(5,184,428)

	NET ASSETS 100.0%	$347,825,606

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2019 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 15 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund (formerly Large Cap Value Fund), International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 11 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Value, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2019. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2019, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$1,656,680,456	$216,892,549	$35,913,971	$262,700,509	$56,223,456

Gross appreciation	$832,219,126	$75,819,488	$12,348,213	$137,276,465	$11,391,511
Gross (depreciation)	(108,978,524)	(8,127,431)	(2,012,707)	(19,952,906)	(3,524,259)

Net appreciation	$723,240,602	$67,692,057	$10,335,506	$117,323,559	$7,867,252

	Global Opportunities Fund	Global Value Fund	International Growth Fund	International Opportunities Fund	Micro Cap Fund
Cost	$85,724,038	$151,485,120	$914,620,101	$343,820,791	$349,659,156

Gross appreciation	$47,996,686	$23,329,832	$418,137,639	$173,082,755	$147,457,170
Gross (depreciation)	(6,830,364)	(9,552,286)	(44,733,346)	(19,903,829)	(24,732,882)

Net appreciation	$41,166,322	$13,777,546	$373,404,293	$153,178,926	$122,724,288

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Treasury Fund
Cost	$194,896,282	$1,213,281,979	$672,372,086	$536,581,319	$339,554,991

Gross appreciation	$77,263,599	$693,101,733	$122,970,578	$117,544,185	$17,915,502
Gross (depreciation)	(9,400,466)	(89,856,835)	(19,205,817)	(29,238,001)	(4,460,459)

Net appreciation (depreciation)	$67,863,133	$603,244,898	$103,764,761	$88,306,184	$(13,455,043)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2019 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/2019	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/2019	Change in Unrealized Appreciation for the period ended 6/30/2019
	Balance 9/30/2018	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2019
Micro Cap Fund
Construction Partners, Inc., Class A	391,500	319,835	6,088	705,247	$—	$—	$2,281,426
IRIDEX Corp.	765,198	11,450	86,014	690,634	—	—	(764,634)
Lonestar Resources US, Inc., Class A	448,332	1,462,254	6,157	1,904,429			(5,462,477)

	1,605,030	1,793,539	98,259	3,300,310	$—	$—	$(3,945,685)

Micro Cap Value Fund
IRIDEX Corp.	427,793	58,207	118,332	367,668	$—	$—	$(729,152)
One Stop Systems, Inc.	549,990	175,010	—	725,000	—	—	(2,724,359)

	977,783	233,217	118,332	1,092,668	$—	$—	$(3,453,511)

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2019, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Medallia, Inc.	Common Stock	10/19/18	$2,500,000	$7,160,543	1.52%
Medallia, Inc., Series F	Preferred Stock	2/25/19	2,749,995	3,287,161	0.70%
			$5,249,995	$10,447,704	2.22%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	$—	$391,627	0.15%
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	—	—	0.00%
Ekso Bionics Holdings Inc., expiring 05/24/2024	Warrants	05/22/19	274,682	255,200	0.10%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	20,211	0.01%
Vertex Energy, Inc., Pfd., 6.00% PIK Series B	Convertible Preferred Stock	7/15/19	1,844,800	1,927,285	0.72%
Vertex Energy, Inc., expiring 12/24/2020	Warrants	6/22/15 - 4/9/19	95,000	12,500	0.00%
			$2,244,483	$2,606,823	0.98%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$12,606,239	0.70%
Drilling Info Holdings, Inc., Series B, 7.25%	Seller’s Note	8/3/18	1,119,330	1,728,000	0.10%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,792,945	1,613,880	0.09%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	564,618	908,937	0.05%
Medallia, Inc., Series F	Preferred Stock	2/25/19	10,000,005	11,953,339	0.66%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/08/05	2,000,000	915,254	0.05%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	201,899	0.01%
			$23,661,839	$29,927,548	1.66%

Ultra Growth Fund
Drilling Info Holdings, Inc., Series B, 7.25%	Seller’s Note	8/3/18	$84,846	$132,000	0.02%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,615,754	1,452,482	0.23%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	565,630	908,937	0.15%
Medallia, Inc., Series F	Preferred Stock	2/25/19	2,250,000	2,689,500	0.43%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	228,814	0.04%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	50,475	0.01%
			$5,062,466	$5,462,208	0.88%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19
Core Growth Fund
Assets
Common Stocks		$2,289,596,278	$—	$—	$2,289,596,278
Short-Term Investments		—	90,324,780	—	90,324,780

		$2,289,596,278	$90,324,780	$—	$2,379,921,058

Emerging India Fund
Assets
Common Stocks		$279,709,976	$—	$—	$279,709,976
Short-Term Investments		—	4,874,630	—	4,874,630

		$279,709,976	$4,874,630	$—	$284,584,606

Emerging Markets Select Fund
Assets
Common Stocks		$44,916,956	$—	$—	$44,916,956
Preferred Stocks		1,332,521	—	—	1,332,521

		$46,249,477	$—	$—	$46,249,477

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Commodity Chemicals	$7,112,352	$5,056,503	$—	$12,168,855
	Consumer Finance	25,144,474	11,758,994	—	36,903,468
	Pharmaceuticals	2,448,527	—	16,664	2,465,191
	Other	312,639,094	7,567,005	—	320,206,099
Preferred Stocks		7,617,787	—	—	7,617,787
Short-Term Investments		—	662,668	—	662,668

		$354,962,234	$25,045,170	$16,664	$380,024,068

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Commodity Chemicals	$—	$1,056,765	$—	$1,056,765
	Consumer Finance	3,805,812	2,767,197	—	6,573,009
	Food Retail	2,552,197	1,546,836	—	4,099,033
	Real Estate Operating Companies	680,649	326,241	—	1,006,890
	Other	44,147,210	5,065,416	—	49,212,626
Preferred Stocks		2,142,385	—	—	2,142,385

		$53,328,253	$10,762,455	$—	$64,090,708

Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$5,166,975	$1,439,303	$—	$6,606,278
	Other	119,897,400	—	—	119,897,400
Short-Term Investments		—	386,682	—	386,682

		$125,064,375	$1,825,985	$—	$126,890,360

Global Value Fund
Assets
Common Stocks
	Commodity Chemicals	$—	$2,243,417	$—	$2,243,417
	Other	156,813,963	—	—	156,813,963
Short-Term Investments		—	6,205,286	—	6,205,286

		$156,813,963	$8,448,703	$—	$165,262,666

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19
International Growth Fund
Assets
Common Stocks
	Commodity Chemicals	$15,052,237	$—	$—	$15,052,237
	Other	1,259,469,416	—	—	1,259,469,416
Short-Term Investments		—	13,502,740	—	13,502,740

		$1,274,521,653	$13,502,740	$—	$1,288,024,393

International Opportunities Fund
Assets
Common Stocks
	Application Software	$60,362,630	$4,981,105	$—	$65,343,735
	Food Retail	16,435,501	3,676,695	—	20,112,196
	Other	385,575,242	4,120,875	8,001	389,704,118
Short-Term Investments		—	21,839,668	—	21,839,668

		$462,373,373	$34,618,343	$8,001	$496,999,717

Micro Cap Fund
Assets
Common Stocks		$455,283,998	$—	$7,160,542	$462,444,540
Preferred Stocks		—	—	3,287,161	3,287,161
Short-Term Investments		—	6,651,743	—	6,651,743

		$455,283,998	$6,651,743	$10,447,703	$472,383,444

Micro Cap Value Fund
Assets
Common Stocks		$245,564,275	$2,322,661	$—	$247,886,936
Convertible Preferred Stocks		—	—	1,927,285	1,927,285
Rights		—	—	391,627	391,627
Limited Liability Company Membership Interest		—	—	20,211	20,211
Warrants		—	—	267,700	267,700
Short-Term Investments		—	12,265,656	—	12,265,656

		$245,564,275	$14,588,317	$2,606,823	$262,759,415

Small Cap Growth Fund
Assets
Common Stocks		$1,721,961,470	$25,770,413	$—	$1,747,731,883
Preferred Stocks		—	—	25,676,731	25,676,731
Limited Partnership Interest[1]		—	—	—	2,522,817
Seller’s Note		—	—	1,728,000	1,728,000
Short-Term Investments		—	38,867,446	—	38,867,446

		$1,721,961,470	$64,637,859	$27,404,731	$1,816,526,877

Small Cap Value Fund
Assets
Common Stocks		$759,053,832	$—	$—	$759,053,832
Short-Term Investments		—	17,083,015	—	17,083,015

		$759,053,832	$17,083,015	$—	$776,136,847

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19
Ultra Growth Fund
Assets
Common Stocks		$573,610,578	$—	$—	$573,610,578
Preferred Stocks			—	2,968,789	2,968,789
Limited Partnership Interest[1]		—	—	—	2,361,419
Seller’s Note		—	—	132,000	132,000
Short-Term Investments		—	45,814,717	—	45,814,717

		$573,610,578	$45,814,717	$3,100,789	$624,887,503

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$352,287,028	$—	$352,287,028
Short-Term Investments		—	723,006	—	723,006

		$—	$353,010,034	$—	$353,010,034

[1]

Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments

Fund	Fair Value at 6/30/19	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$2,522,817	$—	Never	N/A
Ultra Growth Fund
Limited Partnership Interests[1]	$2,361,419	$—	Never	N/A

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging Markets Small Cap Fund	$3,512,769	$3,512,769
Frontier Emerging Small Countries Fund	$5,878,152	$5,878,152
International Opportunities Fund	$7,797,570	$7,797,570
Micro Cap Value Fund	$2,322,661	$2,322,661
Small Cap Growth Fund	$25,770,413	$25,770,413

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

There were transfers of $10,632,125 in the Core Growth Fund and $42,754,388 in the Small Cap Growth Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for DocuSign Inc., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $2,628,758 in Emerging India Fund out of level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for Aavas Financiers Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $1,969,821 in the Frontier Emerging Markets Fund out of level 3 to Level 1 due to an exchange of assets. This transfer represents the beginning of the period value which was transfered to Level 1 during the period to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $8,001 in the International Opportunities Fund from Level 1 to Level 3.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2019:

Fund	Market Value Beginning Balance 9/30/2018	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2019
Core Growth Fund
Common Stocks	$10,632,125	$—	$—	$—	$—	$—	$—	$(10,632,125)	$—	$—
Preferred Stocks	—	—	—	—	—	—	—	—	—	—

	$10,632,125	$—	$—	$—	$—	$—	$—	$(10,632,125)	$—	$—

Emerging India Fund
Common Stocks	$2,628,758	$—	$—	$—	$—	$—	$—	$(2,628,758)	$—	$—

	$2,628,758	$—	$—	$—	$—	$—	$—	$(2,628,758)	$—	$—

Emerging Markets Small Cap Fund
Common Stocks	$16,628	$—	$—	$—	$—	$35	$—	$—	$16,664	$35

	$16,628	$—	$—	$—	$—	$35	$—	$—	$16,664	$35

Frontier Emerging Small Countries Fund
Other assets less liabilities	$1,969,821	$—	$—	$—	$—	$—	$—	$(1,969,821)	$—	$—

	$1,969,821	$—	$—	$—	$—	$—	$—	$(1,969,821)	$—	$—

International Opportunities Fund
Common Stocks	$—	$—	$—	$—	$—	$—	$8,001	$—	$8,001	$—

	$—	$—	$—	$—	$—	$—	$8,001	$—	$8,001	$—

Micro Cap Fund
Common Stocks	$—	$2,500,000	$—	$—	$—	$4,660,543	$—	$—	$7,160,543	$4,660,543
Preferred Stocks	—	2,749,995	—	—	—	537,166	—	—	3,287,160	537,166

	$—	$5,249,995	$—	$—	$—	$5,197,709	$—	$—	$10,447,703	$5,197,709

Micro Cap Value Fund
Convertible Preferred Stocks	$1,855,059	$84,742	$—	$—	$—	$(12,515)	$—	$—	$1,927,285	$(12,515)
Rights	326,356	—	—	—	—	65,271	—	—	391,628	65,271
Limited Liability Company Membership Interest	44,465	274,682	—	—	—	(24,253)	—	—	20,211	(24,253)
Warrants	40,000	—	—	—	—	(46,982)	—	—	267,700	(46,982)

	$2,265,880	$359,424	$—	$—	$—	$(18,479)	$—	$—	$2,606,824	$(18,479)

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2018	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2019
Small Cap Growth Fund
Common Stocks	$42,754,388	$—	$—	$—	$—	$—	$—	$(42,754,388)	$—	$—
Preferred Stocks	11,530,569	10,000,005	—	—	—	4,146,157	—	—	25,676,731	4,146,157
Sellers Note	1,728,000	—	—	460,180	—	(460,180)	—	—	1,728,000	(460,180)

	$56,012,957	$10,000,005	$—	$460,180	$—	$3,685,977	$—	$(42,754,388)	$27,404,731	$3,685,977

Ultra Growth Fund
Preferred Stocks	$87,758	$2,250,000	$—	$—	$—	$631,031	$—	$—	$2,968,789	$631,031
Sellers Note	132,000	—	—	35,345	—	(35,345)	—	—	132,000	(35,345)

	$219,758	$2,250,000	$—	$35,345	$—	$595,686	$—	$—	$3,100,789	$595,686

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2019	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	Direct Venture Capital Investments: Internet Software & Services	$7,160,543	Market comparable companies	EV/R* multiple Discount for lack of marketability	8.0 - 18.2 (12.0) 36%

Micro Cap Fund	Direct Venture Capital Investments: Internet Software & Services	$3,287,161	Market comparable companies	EV/R* multiple Discount for lack of marketability	8.0 - 18.2 (12.0) 36%

Micro Cap Value Fund	Convertible Preferred: Oil & Gas Refining & Marketing	$1,927,285	Bond model with call option	Bond model with call option	100%

Micro Cap Value Fund	Rights: Pharmaceuticals	$391,627	Probability of receipt	Probability of receipt	30%

Micro Cap Value Fund	Warrants: Health Care Equipment	$255,200	Black Scholes	Black Scholes	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$1,117,153	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.9 - 23.8 (6.2) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Internet Software & Services	$11,953,339	Market comparable companies	EV/R* multiple Discount for lack of marketability	8.0 - 18.2 (12.0) 36%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$12,606,239	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.7 - 29.0 (11.5) 20%

Small Cap Growth Fund	Sellers Note: Oil & Gas Equipment & Services	$1,728,000	Par	Par	100%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$279,289	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.9 - 23.8 (6.2) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Internet Software & Services	$2,689,500	Market comparable companies	EV/R* multiple Discount for lack of marketability	8.0 - 18.2 (12.0) 36%

Ultra Growth Fund	Seller’s Note: Oil & Gas Equipment & Services	$132,000	Par	Par	100%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.WasatchFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.